UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 60.7%
Security		Principal Amount (000’s omitted)	Value

Argentina — 4.4%

City of Buenos Aires, 42.42%, (BADLAR + 3.25%), 3/29/24(1)	ARS	171,217	$3,032,971

City of Buenos Aires, 46.61%, (BADLAR + 5.00%), 1/23/22(1)	ARS	87,170	1,710,702

Provincia de Buenos Aires, 45.74%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	280,186	4,629,908

Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(1)	ARS	235,444	4,672,543

Republic of Argentina, 6.25%, 11/9/47	EUR	75,824	55,803,480

Republic of Argentina, 6.875%, 1/11/48	USD	94,965	63,318,863

Republic of Argentina, 7.625%, 4/22/46	USD	36,680	25,630,150

Total Argentina			$158,798,617

Bahrain — 4.7%

Kingdom of Bahrain, 6.125%, 8/1/23(2)(4)	USD	15,939	$16,652,461

Kingdom of Bahrain, 6.75%, 9/20/29(2)(4)	USD	1,040	1,105,650

Kingdom of Bahrain, 7.00%, 1/26/26(2)(4)	USD	6,828	7,365,985

Kingdom of Bahrain, 7.00%, 10/12/28(2)(4)	USD	52,801	57,185,067

Kingdom of Bahrain, 7.50%, 9/20/47(2)(4)	USD	83,240	89,078,454

Total Bahrain			$171,387,617

Barbados — 1.4%

Government of Barbados, 0.00%, 12/15/21(2)(5)	USD	30,909	$17,577,949

Government of Barbados, 6.625%, 12/5/35(2)(5)	USD	29,459	16,930,087

Government of Barbados, 7.00%, 8/4/22(2)(5)	USD	29,435	16,901,577

Total Barbados			$51,409,613

Benin — 1.3%

Benin Government International Bond, 5.75%, 3/26/26(2)	EUR	43,430	$48,345,779

Total Benin			$48,345,779

Costa Rica — 1.1%

Costa Rica Government International Bond, 9.20%, 2/23/22(2)	USD	5,898	$5,919,823

Costa Rica Government International Bond, 9.20%, 2/21/24(2)	USD	33,782	35,087,674

Total Costa Rica			$41,007,497

Dominican Republic — 0.5%

Dominican Republic, 11.375%, 7/6/29(2)	DOP	500,000	$10,988,986

Dominican Republic, 12.00%, 3/5/32(2)	DOP	341,000	7,716,624

Total Dominican Republic			$18,705,610

Security		Principal Amount (000’s omitted)		Value

El Salvador — 3.7%

Republic of El Salvador, 6.375%, 1/18/27(2)	USD	829		$814,493

Republic of El Salvador, 7.75%, 1/24/23(2)	USD	21,317		22,516,081

Republic of El Salvador, 8.25%, 4/10/32(2)	USD	21,771		23,594,321

Republic of El Salvador, 8.625%, 2/28/29(2)(4)	USD	79,467		88,208,370

Total El Salvador				$135,133,265

Georgia — 0.1%

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	5,848		$2,168,192

Georgia Treasury Bond, 7.625%, 7/13/19	GEL	4,896		1,817,294

Total Georgia				$3,985,486

Iceland — 3.3%

Republic of Iceland, 5.00%, 11/15/28	ISK	3,727,573		$32,400,751

Republic of Iceland, 6.25%, 2/5/20	ISK	72,674		607,315

Republic of Iceland, 6.50%, 1/24/31	ISK	7,344,631		72,999,410

Republic of Iceland, 7.25%, 10/26/22	ISK	552,876		5,001,869

Republic of Iceland, 8.00%, 6/12/25	ISK	719,622		7,112,496

Total Iceland				$118,121,841

Indonesia — 2.0%

Indonesia Government Bond, 6.125%, 5/15/28	IDR	417,105,000		$26,343,474

Indonesia Government Bond, 7.50%, 8/15/32	IDR	63,558,000		4,208,770

Indonesia Government Bond, 7.50%, 5/15/38	IDR	517,418,000		33,457,882

Indonesia Government Bond, 8.25%, 5/15/36	IDR	94,099,000		6,612,413

Total Indonesia				$70,622,539

Lebanon — 0.7%

Lebanon Government International Bond, 6.60%, 11/27/26(2)(4)	USD	25,129		$20,744,492

Lebanon Government International Bond, 6.85%, 3/23/27(2)(4)	USD	3,418		2,827,267

Total Lebanon				$23,571,759

Macedonia — 0.4%

Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	12,400		$14,785,919

Total Macedonia				$14,785,919

New Zealand — 5.1%

New Zealand Government Bond, 2.00%, 9/20/25(2)(6)	NZD	0	(7)	$100

New Zealand Government Bond, 2.50%, 9/20/35(2)(6)	NZD	105,217		84,788,581

New Zealand Government Bond, 2.50%, 9/20/40(2)(6)	NZD	106,267		86,697,211

New Zealand Government Bond, 3.00%, 9/20/30(2)(6)	NZD	16,083		13,174,152

Total New Zealand				$184,660,044

17	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

Republic of Nigeria, 0.00%, 2/6/20(2)	NGN	963,060	$2,407,841

Republic of Nigeria, 0.00%, 2/20/20(2)	NGN	481,520	1,197,520

Total Nigeria			$3,605,361

Rwanda — 0.0%(8)

Republic of Rwanda, 6.625%, 5/2/23(2)	USD	559	$582,174

Total Rwanda			$582,174

Serbia — 15.5%

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	19,924,020	$203,503,775

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	17,108,030	174,862,345

Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,355,150	14,618,501

Serbia Treasury Bond, 10.00%, 9/11/21	RSD	1,610,100	17,583,553

Serbia Treasury Bond, 10.00%, 2/5/22	RSD	8,785,250	97,473,395

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850	54,782,298

Total Serbia			$562,823,867

Sri Lanka — 4.0%

Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	4,170,360	$23,114,699

Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	7,610,310

Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,176,900	12,134,474

Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	379,000	2,100,102

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500	25,418,872

Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	2,699,290	15,510,986

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,262,000	7,185,618

Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	567,770

Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,423,870	19,390,284

Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	515,580	2,972,116

Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000	4,048,199

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000	3,998,079

Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,644,000	9,568,407

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,823,000	10,599,452

Total Sri Lanka			$144,219,368

Thailand — 1.3%

Thailand Government Bond, 1.25%, 3/12/28(2)(6)	THB	1,655,529	$48,816,355

Total Thailand			$48,816,355

Ukraine — 11.1%

Ukraine Government International Bond, 0.00%, 4/1/20(2)	UAH	786,934	$25,362,212

Ukraine Government International Bond, 0.00% to 5/31/21, 5/31/40(2)(9)	USD	28,380	18,196,404

Security		Principal Amount (000’s omitted)	Value

Ukraine (continued)

Ukraine Government International Bond, 9.75%, 11/1/28(2)(4)	USD	209,101	$214,138,243

Ukraine Government International Bond, 9.75%, 11/1/28(3)	USD	8,508	8,712,958

Ukraine Government International Bond, 10.00%, 8/23/23(2)	UAH	1,716,933	52,269,156

Ukraine Government International Bond, 15.70%, 1/20/21(2)	UAH	695,910	25,467,297

Ukraine Government International Bond, 18.00%, 3/24/21(2)	UAH	1,585,861	60,030,098

Total Ukraine			$404,176,368

Total Foreign Government Bonds (identified cost $2,258,149,803)			$2,204,759,079

Foreign Corporate Bonds — 2.1%
Security		Principal Amount (000’s omitted)	Value

China — 0.4%

China Evergrande Group, 8.75%, 6/28/25(2)(4)	USD	2,300	$2,104,804

CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(2)(4)	USD	2,686	2,634,496

Country Garden Holdings Co., Ltd., 4.75%, 1/17/23(2)(4)	USD	584	568,681

Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(2)(4)	USD	1,200	1,218,587

eHi Car Services, Ltd., 5.875%, 8/14/22(2)(4)	USD	1,745	1,640,841

KWG Group Holdings, Ltd., 6.00%, 9/15/22(2)(4)	USD	3,792	3,745,715

Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(2)(4)	USD	1,500	1,426,158

Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(2)(4)	USD	896	909,140

Times China Holdings, Ltd., 6.25%, 1/17/21(2)(4)	USD	1,500	1,502,860

Total China			$15,751,282

Colombia — 0.2%

Frontera Energy Corp., 9.70%, 6/25/23(2)	USD	7,810	$8,356,700

Total Colombia			$8,356,700

Ecuador — 0.0%(8)

EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.24%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	523	$525,245

Total Ecuador			$525,245

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.3%

Silknet JSC, 11.00%, 4/2/24(2)	USD	10,715	$10,862,331

Total Georgia			$10,862,331

Honduras — 0.1%

Inversiones Atlantida SA, 8.25%, 7/28/22(2)	USD	3,793	$3,878,343

Total Honduras			$3,878,343

Iceland — 0.5%

Heimavellir HF, 7.91%, 4/25/23(10)	ISK	1,963,167	$16,661,002

WOW Air HF, 0.00%(5)(11)	EUR	121	17,643

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(1)(5)	EUR	5,500	801,944

Total Iceland			$17,480,589

Indonesia — 0.1%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	27,880,000	$1,900,414

Total Indonesia			$1,900,414

Ireland — 0.3%

Aragvi Finance International DAC, 12.00%, 4/9/24(2)	USD	10,970	$10,970,000

Total Ireland			$10,970,000

Mongolia — 0.1%

Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(2)	USD	3,258	$3,389,675

Total Mongolia			$3,389,675

Singapore — 0.1%

ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(2)(4)	USD	3,500	$3,277,638

Total Singapore			$3,277,638

Total Foreign Corporate Bonds (identified cost $83,582,441)			$76,392,217

Sovereign Loans — 5.0%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.3%

Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(5)(12)		$21,920	$12,007,776

Total Barbados			$12,007,776

Borrower	Principal Amount (000’s omitted)	Value

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.56%, (6 mo. USD LIBOR + 3.75%), Maturing August 2, 2021(1)(12)	$5,389	$5,188,503

Total Ethiopia		$5,188,503

Kenya — 1.0%

Government of Kenya, Term Loan, 9.33%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(1)	$5,468	$5,531,508

Government of Kenya, Term Loan, 9.36%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(1)	29,835	29,983,996

Total Kenya		$35,515,504

Tanzania — 3.6%

Government of the United Republic of Tanzania, Term Loan, 8.09%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(1)	$77,850	$78,712,578

Government of the United Republic of Tanzania, Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(1)	50,800	51,720,852

Total Tanzania		$130,433,430

Total Sovereign Loans (identified cost $190,333,554)		$183,145,213

Credit Linked Notes — 0.1%
Security	Principal Amount (000’s omitted)	Value

Argentina — 0.1%

Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(3)(13)	$3,000	$2,820,000

Total Argentina		$2,820,000

Total Credit Linked Notes (identified cost $3,019,644)		$2,820,000

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 1.3%
Security		Principal Amount (000’s omitted)	Value

Iceland — 1.0%

Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing December 21, 2027(10)(14)	ISK	4,000,000	$34,930,889

Total Iceland			$34,930,889

Turkey — 0.3%

Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), Maturing October 6, 2019(1)(10)	EUR	11,200	$12,529,303

Total Turkey			$12,529,303

Total Senior Floating-Rate Loans (identified cost $52,032,935)			$47,460,192

Collateralized Mortgage Obligations — 1.0%
Security		Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Interest Only:(15)

Series 362, Class C6, 3.50%, 12/15/47		$32,604	$6,036,835

Series 2770, Class SH, 4.627%, (7.10% - 1 mo. USD LIBOR), 3/15/34(16)		1,605	300,672

Series 4791, Class JI, 4.00%, 5/15/48		60,895	12,085,931

			$18,423,438

Federal National Mortgage Association:

Interest Only:(15)

Series 424, Class C8, 3.50%, 2/25/48		$46,163	$8,576,278

Series 2010-67, Class BI, 5.50%, 6/25/25		42	999

Series 2010-109, Class PS, 4.123%, (6.60% - 1 mo. USD LIBOR), 10/25/40(16)		3,793	650,722

Series 2018-21, Class IO, 3.00%, 4/25/48		48,145	8,740,193

Series 2018-58, Class BI, 4.00%, 8/25/48		8,458	1,568,502

			$19,536,694

Total Collateralized Mortgage Obligations (identified cost $42,511,506)			$37,960,132

Small Business Administration Loans (Interest Only)(17) — 1.4%
Security		Principal Amount (000’s omitted)	Value

1.63%, 11/20/42		$1,260	$94,758

1.88%, 10/30/42 to 12/28/42		10,979	898,470

2.13%, 1/25/43		1,732	158,764

Security	Principal Amount (000’s omitted)	Value

2.24%, 8/15/40	$63,670	$5,880,713

2.38%, 11/30/42 to 3/1/43	6,273	653,242

2.48%, 10/12/42	259	27,253

2.63%, 1/23/43 to 3/20/43	10,106	1,184,656

2.803%, 10/1/40	129,263	15,656,798

2.88%, 1/22/43 to 2/13/43	10,642	1,402,222

3.028%, 10/12/39	138,397	17,714,928

3.13%, 1/2/43 to 2/15/43	7,720	1,117,459

3.134%, 10/12/42	1,044	138,093

3.38%, 12/18/42	679	112,634

3.63%, 1/22/43 to 3/28/43	23,076	3,947,103

3.634%, 11/22/42	3,257	549,139

Total Small Business Administration Loans (Interest Only) (identified cost $47,730,383)		$49,536,232

Common Stocks — 6.1%
Security	Shares	Value

Canada — 0.3%

Turquoise Hill Resources, Ltd.(18)	6,448,700	$9,673,050

Total Canada		$9,673,050

Cyprus — 0.3%

Bank of Cyprus Holdings PLC(18)	8,424,416	$13,265,203

Total Cyprus		$13,265,203

Iceland — 3.1%

Arion Banki HF(3)	34,319,530	$21,379,819

Eik Fasteignafelag HF	113,112,345	8,233,660

Eimskipafelag Islands HF	8,699,370	13,558,728

Hagar HF	37,380,455	13,550,260

Heimavellir HF(18)	143,296,854	1,474,728

N1 HF(18)	4,883,300	4,862,167

Reginn HF(18)	46,771,138	8,500,420

Reitir Fasteignafelag HF	18,895,413	12,749,982

Siminn HF	470,450,140	15,585,263

Sjova-Almennar Tryggingar HF	62,083,865	9,054,833

Tryggingamidstodin HF	9,601,759	2,615,377

Total Iceland		$111,565,237

Mongolia — 0.1%

Mongolian Mining Corp.(18)	124,988,000	$2,346,377

Total Mongolia		$2,346,377

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Serbia — 0.1%

Komercijalna Banka AD Beograd(18)	91,575	$2,393,289

Total Serbia		$2,393,289

Singapore — 0.5%

Yoma Strategic Holdings, Ltd.	79,369,266	$18,975,621

Total Singapore		$18,975,621

Vietnam — 1.7%

Bank for Foreign Trade of Vietnam JSC	1,526,750	$4,471,601

Bank for Investment and Development of Vietnam JSC(18)	845,160	1,271,715

Bao Viet Holdings	283,140	1,082,837

Binh Minh Plastics JSC	460,800	943,431

Coteccons Construction JSC	239,670	1,245,964

Danang Rubber JSC	120,210	110,040

Domesco Medical Import Export JSC	195,910	595,996

FPT Corp.	31,004	70,587

HA TIEN 1 Cement JSC	388,990	268,792

Ho Chi Minh City Infrastructure Investment JSC(18)	1,400,400	1,385,188

Hoa Phat Group JSC(18)	2,196,838	3,187,106

Hoa Sen Group	309,094	106,408

KIDO Group Corp.	673,920	592,848

Kinh Bac City Development Share Holding Corp.(18)	921,600	575,813

Masan Group Corp.(18)	1,399,400	5,227,778

Mobile World Investment Corp.	372,000	1,359,948

PetroVietnam Drilling & Well Services JSC(18)	465,230	381,842

PetroVietnam Fertilizer & Chemical JSC	695,170	537,988

PetroVietnam Gas JSC	297,000	1,449,676

PetroVietnam Nhon Trach 2 Power JSC	1,590,240	1,857,294

PetroVietnam Technical Services Corp.	1,207,281	1,212,772

Pha Lai Thermal Power JSC	400,170	486,350

Refrigeration Electrical Engineering Corp.	703,160	1,027,406

Saigon - Hanoi Commercial Joint Stock Bank(18)	1,719,602	556,265

Saigon Thuong Tin Commercial JSB(18)	2,163,900	1,113,349

SSI Securities Corp.	1,202,580	1,339,860

Tan Tao Investment & Industry JSC(18)	1,920,000	248,407

Viet Capital Securities JSC	806,139	1,230,873

Vietnam Dairy Products JSC	984,480	5,487,986

Vietnam Joint Stock Commercial Bank for Industry and Trade(18)	216,000	198,184

Vietnam Prosperity JSC Bank(18)	1,851,282	1,522,565

Vietnam Technological & Commercial Joint Stock Bank(18)	1,408,200	1,468,896

Vingroup JSC(18)	3,896,490	19,085,477

Total Vietnam		$61,701,242

Total Common Stocks (identified cost $255,328,205)		$219,920,019

Warrants — 0.0%
Security		Shares	Value

Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(10)(18)		22,753,484	$0

Total Warrants (identified cost $0)			$0

Short-Term Investments — 17.6%

Foreign Government Securities — 12.9%
Security		Principal Amount (000’s omitted)	Value

Egypt — 3.6%

Egypt Treasury Bill, 0.00%, 6/4/19	EGP	322,950	$18,635,889

Egypt Treasury Bill, 0.00%, 7/23/19	EGP	889,225	49,803,850

Egypt Treasury Bill, 0.00%, 7/30/19	EGP	303,300	16,933,131

Egypt Treasury Bill, 0.00%, 8/6/19	EGP	312,625	17,398,938

Egypt Treasury Bill, 0.00%, 10/15/19	EGP	533,825	29,074,591

Total Egypt			$131,846,399

Georgia — 1.0%

Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	5,816	$2,149,908

Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	3,409	1,260,185

Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	3,442	1,272,458

Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	5,753	2,126,617

Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	2,343	866,285

Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	4,680	1,730,129

Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	4,530	1,674,676

Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	2,324	859,002

Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	1,869	690,943

Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	2,120	783,734

Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	2,808	1,038,602

Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	3,750	1,387,082

Bank of Georgia Promissory Note, 7.59%, 6/4/19	GEL	5,123	1,893,937

Bank of Georgia Promissory Note, 7.59%, 6/6/19	GEL	8,584	3,173,383

Bank of Georgia Promissory Note, 7.59%, 6/10/19	GEL	2,785	1,029,649

Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	4,096	1,514,085

Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	1,804	666,728

Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	3,605	1,332,865

Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	3,448	1,274,639

Georgia Treasury Bill, 0.00%, 5/16/19	GEL	7,540	2,780,044

Georgia Treasury Bill, 0.00%, 6/13/19	GEL	8,050	2,953,502

Georgia Treasury Bill, 0.00%, 7/4/19	GEL	1,150	420,377

Georgia Treasury Bill, 0.00%, 7/18/19	GEL	4,685	1,709,904

Total Georgia			$34,588,734

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Nigeria — 8.3%

Nigeria OMO Bill, 0.00%, 6/6/19	NGN	19,589,810	$53,674,450

Nigeria OMO Bill, 0.00%, 8/29/19	NGN	8,024,740	21,364,004

Nigeria OMO Bill, 0.00%, 9/12/19	NGN	11,801,100	31,158,077

Nigeria OMO Bill, 0.00%, 9/19/19	NGN	13,132,110	34,581,096

Nigeria OMO Bill, 0.00%, 9/26/19	NGN	3,657,591	9,606,187

Nigeria OMO Bill, 0.00%, 10/10/19	NGN	14,935,540	39,026,183

Nigeria OMO Bill, 0.00%, 2/20/20	NGN	1,444,610	3,592,686

Nigeria OMO Bill, 0.00%, 3/5/20	NGN	14,744,820	36,485,817

Nigeria Treasury Bill, 0.00%, 6/13/19	NGN	13,624,140	37,243,822

Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	14,446,000	35,831,186

Total Nigeria			$302,563,508

Total Foreign Government Securities (identified cost $463,701,266)			$468,998,641

U.S. Treasury Obligations — 3.7%

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/19(19)		$36,000	$35,997,681

U.S. Treasury Bill, 0.00%, 5/9/19(19)		100,000	99,947,567

Total U.S. Treasury Obligations (identified cost $135,945,247)			$135,945,248

Other — 1.0%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(20)		34,625,765	$34,625,765

Total Other (identified cost $34,625,765)			$34,625,765

Total Short-Term Investments (identified cost $634,272,278)			$639,569,654

Total Purchased Swaptions — 3.1% (identified cost $128,594,794)			$113,867,437

Total Investments — 98.4% (identified cost $3,695,555,543)			$3,575,430,175

Other Assets, Less Liabilities — 1.6%			$56,579,721

Net Assets — 100.0%			$3,632,009,896

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $1,201,015,939 or 33.1% of the Portfolio’s net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $37,542,685 or 1.0% of the Portfolio’s net assets.

(4)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(5)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Principal amount is less than $500.

(8)	Amount is less than 0.05%.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(13)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(14)	Fixed-rate loan.

(15)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(16)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2019.

(17)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(18)	Non-income producing security.

(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(20)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions — 3.1%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR Rate and receive 3.00%	Bank of America, N.A.	$137,074,000	6/29/28	$7,106,393

Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR Rate and pay 3.00%	Bank of America, N.A.	137,074,000	6/29/28	6,173,237

Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR Rate and receive 3.01%	Morgan Stanley & Co. International PLC	55,410,000	7/3/28	2,892,963

Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR Rate and pay 3.01%	Morgan Stanley & Co. International PLC	55,410,000	7/3/28	2,477,850

Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	2,834,564

Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	2,533,978

Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.99%	Goldman Sachs International	51,200,000	7/5/28	2,638,323

Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.99%	Goldman Sachs International	51,200,000	7/5/28	2,323,215

Option to enter into interest rate swap expiring 3/28/39 to pay 3-month USD-LIBOR Rate and receive 2.81%	Morgan Stanley & Co. International PLC	280,586,000	3/26/29	12,941,406

Option to enter into interest rate swap expiring 3/28/39 to receive 3-month USD-LIBOR Rate and pay 2.81%	Morgan Stanley & Co. International PLC	280,586,000	3/26/29	14,633,500

Option to enter into interest rate swap expiring 4/4/39 to pay 3-month USD-LIBOR Rate and receive 2.78%	Bank of America, N.A.	25,816,000	3/29/29	1,159,614

Option to enter into interest rate swap expiring 4/4/39 to receive 3-month USD-LIBOR Rate and pay 2.78%	Bank of America, N.A.	25,816,000	3/29/29	1,382,862

Option to enter into interest rate swap expiring 4/18/39 to pay 3-month USD-LIBOR Rate and receive 2.94%	Bank of America, N.A.	71,723,000	4/16/29	4,692,921

Option to enter into interest rate swap expiring 4/18/39 to receive 3-month USD-LIBOR Rate and pay 2.94%	Bank of America, N.A.	71,722,000	4/18/39	4,426,827

Option to enter into interest rate swap expiring 4/20/39 to pay 3-month USD-LIBOR Rate and receive 2.93%	Bank of America, N.A.	28,689,000	4/18/29	1,858,495

Option to enter into interest rate swap expiring 4/20/39 to receive 3-month USD-LIBOR Rate and pay 2.93%	Bank of America, N.A.	28,689,000	4/18/29	1,790,067

Option to enter into interest rate swap expiring 5/4/39 to pay 3-month USD-LIBOR Rate and receive 2.92%	Bank of America, N.A.	24,099,000	5/2/29	1,553,064

Option to enter into interest rate swap expiring 5/4/39 to receive 3-month USD-LIBOR Rate and pay 2.92%	Bank of America, N.A.	24,099,000	5/2/29	1,516,779

Option to enter into interest rate swap expiring 4/4/49 to pay 3-month USD-LIBOR Rate and receive 2.73%	Morgan Stanley & Co. International PLC	93,529,000	3/29/29	6,676,406

Option to enter into interest rate swap expiring 4/4/49 to receive 3-month USD-LIBOR Rate and pay 2.73%	Morgan Stanley & Co. International PLC	93,529,000	3/29/29	7,981,866

Option to enter into interest rate swap expiring 4/5/49 to pay 3-month USD-LIBOR Rate and receive 2.80%	Bank of America, N.A.	71,722,000	4/3/29	7,097,651

Option to enter into interest rate swap expiring 4/9/49 to receive 3-month USD-LIBOR Rate and pay 2.80%	Bank of America, N.A.	71,723,000	4/5/29	7,573,975

Option to enter into interest rate swap expiring 4/4/59 to pay 3-month USD-LIBOR Rate and receive 2.64%	Morgan Stanley & Co. International PLC	46,765,000	3/29/29	4,284,004

Option to enter into interest rate swap expiring 4/4/59 to receive 3-month USD-LIBOR Rate and pay 2.64%	Morgan Stanley & Co. International PLC	46,765,000	3/29/29	5,317,477

Total				$113,867,437

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	14,154,000	USD	9,402,502	5/1/19	$50,955

NZD	14,154,000	USD	9,434,349	5/1/19	19,109

NZD	846,000	USD	561,998	5/1/19	3,046

NZD	846,000	USD	563,901	5/1/19	1,142

USD	9,674,542	NZD	14,154,000	5/1/19	221,085

USD	578,258	NZD	846,000	5/1/19	13,214

USD	563,901	NZD	846,000	5/1/19	(1,142)

USD	9,434,349	NZD	14,154,000	5/1/19	(19,109)

BRL	301,487,879	USD	76,041,132	5/3/19	847,466

BRL	30,253,954	USD	7,668,353	5/3/19	47,327

USD	76,416,972	BRL	301,487,879	5/3/19	(471,625)

USD	7,579,595	BRL	30,253,954	5/3/19	(136,085)

AUD	12,290,000	USD	8,728,604	5/6/19	(63,924)

AUD	24,700,000	USD	17,602,332	5/6/19	(188,369)

AUD	52,590,000	USD	38,308,660	5/6/19	(1,231,725)

EUR	17,699,057	USD	19,748,501	5/6/19	108,003

EUR	997,826	USD	1,113,368	5/6/19	6,089

EUR	103,121	USD	115,062	5/6/19	629

EUR	2,366,261	USD	2,700,933	5/6/19	(46,234)

EUR	13,896,709	USD	15,885,606	5/6/19	(294,941)

NZD	26,663,000	USD	17,760,224	5/6/19	49,214

NZD	23,527,000	USD	15,683,098	5/6/19	31,662

NZD	23,439,000	USD	15,626,781	5/6/19	29,200

NZD	10,974,000	USD	7,309,781	5/6/19	20,255

NZD	9,683,000	USD	6,454,688	5/6/19	13,031

NZD	9,646,347	USD	6,431,220	5/6/19	12,017

NZD	50,654	USD	34,610	5/6/19	(775)

USD	38,602,057	AUD	54,778,000	5/6/19	(17,459)

USD	24,514,529	AUD	34,802,000	5/6/19	(21,533)

USD	20,391,791	EUR	17,699,057	5/6/19	535,287

USD	18,737,218	EUR	16,262,970	5/6/19	491,854

USD	1,149,635	EUR	997,826	5/6/19	30,178

USD	118,810	EUR	103,121	5/6/19	3,119

USD	37,191,175	NZD	53,629,000	5/6/19	1,369,912

USD	18,696,827	NZD	27,364,347	5/6/19	418,927

USD	13,538,600	NZD	20,000,000	5/6/19	179,685

USD	2,038,167	NZD	2,939,000	5/6/19	75,075

USD	11,103	NZD	16,654	5/6/19	(21)

USD	10,666	NZD	16,000	5/6/19	(22)

USD	11,990	NZD	18,000	5/6/19	(33)

USD	33,763,871	KRW	39,250,500,000	5/7/19	145,110

USD	40,186,279	KRW	46,748,697,806	5/7/19	145,176

PHP	204,616,000	USD	3,886,344	5/8/19	42,851

USD	19,922,164	PHP	1,032,765,000	5/8/19	90,210

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	13,430,528	PHP	714,235,500	5/8/19	$(284,775)

EUR	103,121	USD	116,806	5/9/19	(1,085)

EUR	5,248,170	USD	5,944,655	5/9/19	(55,201)

CZK	172,830,211	USD	7,580,272	5/13/19	(15,920)

EUR	2,897,011	USD	3,300,333	5/13/19	(48,206)

PHP	199,221,000	USD	3,802,653	5/13/19	25,640

PHP	201,573,000	USD	3,848,649	5/13/19	24,841

PHP	99,611,000	USD	1,901,336	5/13/19	12,820

SEK	113,397,000	USD	12,269,349	5/13/19	(319,355)

USD	26,067,794	EUR	22,882,142	5/13/19	380,758

USD	7,589,140	EUR	6,661,698	5/13/19	110,850

KRW	39,250,500,000	USD	33,772,586	5/14/19	(121,935)

AUD	49,398,991	USD	35,311,881	5/22/19	(471,084)

AUD	55,805,000	USD	39,980,599	5/22/19	(621,685)

USD	43,550,163	NZD	63,462,000	5/22/19	1,148,978

USD	15,120,296	NZD	21,989,000	5/22/19	428,675

USD	6,383,269	NZD	9,283,000	5/22/19	180,972

USD	6,822,468	NZD	9,974,223	5/22/19	158,341

USD	4,382,109	NZD	6,430,000	5/22/19	86,001

USD	2,748,394	NZD	4,018,060	5/22/19	63,787

KRW	46,748,697,806	USD	40,214,625	5/28/19	(59,358)

USD	27,128,249	KRW	30,332,095,000	5/28/19	1,074,189

USD	11,019,147	KRW	12,323,813,667	5/28/19	433,482

AUD	34,802,000	USD	24,531,930	6/3/19	20,887

AUD	54,778,000	USD	38,629,993	6/3/19	15,894

JPY	8,403,999,500	USD	75,881,929	6/6/19	(222,159)

USD	36,689,285	JPY	4,069,538,800	6/6/19	51,923

USD	6,128,614	KRW	6,879,369,000	6/7/19	213,879

USD	75,088,213	MXN	1,476,850,000	6/10/19	(2,336,563)

GBP	83,216,000	USD	111,193,219	6/13/19	(2,437,173)

USD	107,673,931	GBP	83,216,000	6/13/19	(1,082,115)

AUD	38,613,142	USD	27,221,107	6/14/19	27,352

AUD	25,312,000	USD	17,850,529	6/14/19	11,602

USD	38,226,086	KRW	43,238,290,000	6/14/19	1,041,774

USD	18,623,598	NZD	27,340,000	6/14/19	349,034

USD	21,327,503	NZD	31,450,000	6/14/19	305,739

USD	15,079,831	NZD	22,237,047	6/14/19	216,176

COP	79,572,123,000	USD	25,197,398	6/19/19	(644,730)

USD	8,026,334	COP	25,518,926,682	6/19/19	152,248

GBP	27,891,000	USD	37,192,732	6/20/19	(728,100)

USD	36,072,351	GBP	27,891,000	6/20/19	(392,282)

AUD	54,726,436	USD	38,666,416	6/21/19	(40,946)

AUD	31,432,858	USD	22,287,625	6/21/19	(102,571)

USD	24,579,793	KRW	27,624,000,000	6/26/19	813,737

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	119,508,911	EUR	104,816,656	6/27/19	$1,383,755

CAD	99,120,000	USD	74,080,164	6/28/19	16,021

NZD	16,000	USD	10,676	6/28/19	22

SEK	342,460,000	USD	37,585,469	6/28/19	(1,362,702)

USD	562,603	NZD	846,000	6/28/19	(3,032)

USD	6,460,691	NZD	9,683,000	6/28/19	(13,349)

USD	15,697,685	NZD	23,527,000	6/28/19	(32,434)

USD	9,412,622	NZD	14,154,000	6/28/19	(50,722)

COP	204,775,792,000	USD	65,102,224	7/5/19	(1,962,392)

NOK	227,382,000	USD	26,759,166	7/11/19	(332,545)

PHP	968,540,000	USD	18,437,845	7/11/19	173,120

USD	80,767,440	EUR	70,633,633	7/11/19	1,070,599

USD	26,818,000	EUR	23,602,616	7/11/19	186,863

USD	6,289,085	EUR	5,500,000	7/11/19	83,364

USD	14,942,565	SGD	20,211,313	7/11/19	65,105

USD	3,597,754	KRW	4,100,000,000	7/12/19	68,305

USD	28,774,699	KRW	32,788,770,000	7/12/19	548,778

USD	33,256,903	NZD	49,326,266	7/12/19	268,213

USD	18,449,672	NZD	27,364,347	7/12/19	148,794

USD	40,822,386	ZAR	585,740,000	7/12/19	214,407

USD	30,228,317	ZAR	433,731,000	7/12/19	158,765

COP	88,759,981,000	USD	28,135,345	7/17/19	(783,144)

AUD	3,777,903	USD	2,707,925	7/18/19	(39,747)

EUR	923,666	USD	1,035,740	7/18/19	7,052

EUR	923,666	USD	1,035,740	7/18/19	7,052

EUR	653,299	USD	732,825	7/18/19	4,731

EUR	311,827	USD	354,192	7/18/19	(2,148)

EUR	2,214,856	USD	2,503,695	7/18/19	(3,185)

EUR	2,762,000	USD	3,122,192	7/18/19	(3,972)

EUR	6,626,000	USD	7,490,097	7/18/19	(9,528)

EUR	909,751	USD	1,037,780	7/18/19	(10,697)

EUR	8,029,000	USD	9,076,062	7/18/19	(11,545)

EUR	2,104,192	USD	2,390,067	7/18/19	(14,493)

EUR	5,298,517	USD	6,044,177	7/18/19	(62,300)

EUR	10,412,355	USD	11,877,685	7/18/19	(122,428)

EUR	14,696,810	USD	16,721,148	7/18/19	(128,860)

USD	46,245,873	EUR	40,910,707	7/18/19	58,826

USD	9,544,632	EUR	8,403,000	7/18/19	57,879

USD	13,265,098	EUR	11,734,767	7/18/19	16,874

USD	12,254,334	EUR	10,840,610	7/18/19	15,588

USD	9,058,625	EUR	8,074,001	7/18/19	(56,696)

USD	19,877,276	NZD	29,351,933	7/18/19	244,743

USD	20,991,380	NZD	31,024,801	7/18/19	239,922

USD	645,843	NZD	953,690	7/18/19	7,952

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	681,336	NZD	1,007,000	7/18/19	$7,787

USD	7,257,462	EUR	6,333,444	7/25/19	103,001

NOK	345,013,000	USD	39,780,122	7/29/19	342,291

SEK	402,863,000	USD	42,502,374	7/29/19	210,450

USD	1,800,172	KRW	2,078,029,000	7/29/19	10,169

USD	1,455,198	KRW	1,679,371,000	7/29/19	8,596

USD	638,353	KRW	736,883,000	7/29/19	3,606

USD	516,024	KRW	595,517,000	7/29/19	3,048

USD	33,627	NZD	50,654	7/29/19	(262)

USD	13,288,195	NZD	20,017,014	7/29/19	(103,505)

USD	29,905,488	NZD	45,048,902	7/29/19	(232,940)

USD	169,438,488	EUR	149,072,239	8/2/19	929,148

USD	113,196,704	EUR	98,255,910	8/15/19	2,011,430

SEK	342,480,000	USD	37,089,019	8/23/19	(710,746)

USD	39,238,486	ZAR	560,659,100	8/23/19	567,444

EUR	8,074,001	USD	9,080,102	8/30/19	67,487

USD	5,465,756	EUR	4,860,135	8/30/19	(40,624)

USD	16,569,966	EUR	14,733,967	8/30/19	(123,155)

USD	39,541,108	EUR	35,159,840	8/30/19	(293,887)

USD	48,243,011	EUR	42,897,548	8/30/19	(358,564)

USD	72,744,786	EUR	64,684,456	8/30/19	(540,672)

USD	108,080,421	EUR	96,104,802	8/30/19	(803,303)

NZD	18,000	USD	12,017	9/3/19	34

NZD	16,654	USD	11,128	9/3/19	22

USD	6,445,689	NZD	9,646,347	9/3/19	(12,460)

USD	7,326,078	NZD	10,974,000	9/3/19	(20,924)

USD	15,661,940	NZD	23,439,000	9/3/19	(30,275)

USD	17,799,819	NZD	26,663,000	9/3/19	(50,837)

USD	93,395,763	EUR	81,117,776	9/20/19	1,334,696

USD	116,455	EUR	103,121	9/27/19	(644)

USD	1,126,852	EUR	997,826	9/27/19	(6,233)

USD	19,987,668	EUR	17,699,057	9/27/19	(110,558)

NZD	27,942,465	USD	19,039,157	10/3/19	(320,852)

USD	44,477,700	NZD	65,276,869	10/3/19	749,547

					$2,501,293

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	18,266,011	RON	87,728,000	The Toronto-Dominion Bank	5/2/19	$—	$(191,692)

EUR	62,640,612	USD	69,944,508	UBS AG	5/2/19	313,239	—

EUR	11,798,904	USD	13,174,656	UBS AG	5/2/19	59,001	—

EUR	1,419,390	USD	1,584,891	UBS AG	5/2/19	7,098	—

EUR	5,651,737	USD	6,374,708	UBS AG	5/2/19	—	(35,716)

EUR	2,629,384	USD	3,003,624	UBS AG	5/2/19	—	(54,506)

EUR	55,778,881	USD	62,783,203	UBS AG	5/2/19	—	(221,578)

EUR	11,798,904	USD	13,678,517	UBS AG	5/2/19	—	(444,859)

OMR	5,037,000	USD	13,069,538	BNP Paribas	5/2/19	13,579	—

RON	87,728,000	EUR	18,437,999	The Toronto-Dominion Bank	5/2/19	—	(1,209)

TRY	12,418,790	USD	2,205,824	BNP Paribas	5/2/19	—	(125,785)

TRY	45,949,723	USD	8,046,532	BNP Paribas	5/2/19	—	(350,354)

TRY	198,932,000	USD	34,868,541	Goldman Sachs International	5/2/19	—	(1,549,165)

USD	72,619,513	EUR	62,640,612	UBS AG	5/2/19	2,361,766	—

USD	13,430,338	EUR	11,798,904	UBS AG	5/2/19	196,681	—

USD	1,608,792	EUR	1,419,390	UBS AG	5/2/19	16,803	—

USD	2,935,970	EUR	2,629,384	UBS AG	5/2/19	—	(13,148)

USD	6,310,730	EUR	5,651,737	UBS AG	5/2/19	—	(28,262)

USD	13,174,656	EUR	11,798,904	UBS AG	5/2/19	—	(59,001)

USD	62,282,699	EUR	55,778,881	UBS AG	5/2/19	—	(278,926)

USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	—	(443,217)

USD	43,758,591	TRY	257,300,513	Standard Chartered Bank	5/2/19	662,998	—

BRL	271,233,925	USD	68,748,619	Standard Chartered Bank	5/3/19	424,298	—

THB	217,200,000	USD	6,853,681	Standard Chartered Bank	5/3/19	—	(50,235)

THB	319,548,000	USD	10,075,692	Standard Chartered Bank	5/3/19	—	(66,357)

THB	307,482,000	USD	9,702,274	Standard Chartered Bank	5/3/19	—	(70,888)

TRY	24,003,300	USD	4,198,194	Standard Chartered Bank	5/3/19	—	(180,246)

TRY	154,011,000	USD	26,822,053	Standard Chartered Bank	5/3/19	—	(1,041,926)

USD	68,109,374	BRL	271,233,925	Standard Chartered Bank	5/3/19	—	(1,063,543)

USD	12,411,306	THB	396,110,000	Standard Chartered Bank	5/3/19	3,788	—

USD	14,033,459	THB	448,120,000	Standard Chartered Bank	5/3/19	—	(3,189)

USD	30,246,249	TRY	178,014,300	Standard Chartered Bank	5/3/19	448,174	—

EUR	6,784,744	RSD	802,296,000	Citibank, N.A.	5/6/19	—	(13,786)

EUR	2,299,580	RSD	273,972,000	Citibank, N.A.	5/6/19	—	(24,125)

EUR	4,891,122	RSD	584,000,000	Citibank, N.A.	5/6/19	—	(63,400)

EUR	16,806,079	RSD	2,009,670,964	Citibank, N.A.	5/6/19	—	(246,597)

RSD	1,161,902,078	EUR	9,753,228	Citibank, N.A.	5/6/19	101,394	—

RSD	983,801,437	EUR	8,256,831	Citibank, N.A.	5/6/19	87,407	—

RSD	863,430,000	EUR	7,283,256	Citibank, N.A.	5/6/19	35,566	—

RSD	497,768,246	EUR	4,191,733	Citibank, N.A.	5/6/19	28,438	—

RSD	221,397,253	EUR	1,863,300	Citibank, N.A.	5/6/19	13,881	—

RSD	107,005,000	EUR	903,758	Citibank, N.A.	5/6/19	3,125	—

USD	39,584,431	EGP	682,039,752	HSBC Bank USA, N.A.	5/6/19	—	(138,327)

KRW	85,999,197,806	USD	75,795,394	Standard Chartered Bank	5/7/19	—	(2,135,530)

EUR	17,322,407	PLN	74,426,690	Citibank, N.A.	5/8/19	—	(39,886)

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	8,633,956	RON	41,400,000	Citibank, N.A.	5/8/19	$—	$(70,194)

HUF	3,450,341,681	EUR	10,771,563	Bank of America, N.A.	5/8/19	—	(135,611)

PHP	208,032,000	USD	3,951,225	Bank of America, N.A.	5/8/19	43,567	—

PHP	207,841,000	USD	3,949,848	Bank of America, N.A.	5/8/19	41,276	—

PHP	405,151,000	USD	7,697,369	Goldman Sachs International	5/8/19	82,655	—

PHP	202,576,000	USD	3,854,919	Goldman Sachs International	5/8/19	35,102	—

PHP	405,152,000	USD	7,697,388	Standard Chartered Bank	5/8/19	82,655	—

PHP	202,575,000	USD	3,848,492	Standard Chartered Bank	5/8/19	41,510	—

PHP	202,576,000	USD	3,848,694	Standard Chartered Bank	5/8/19	41,328	—

PHP	202,575,000	USD	3,854,900	Standard Chartered Bank	5/8/19	35,102	—

SEK	173,874,000	USD	18,798,945	State Street Bank and Trust Company	5/8/19	—	(483,281)

EUR	1,168,928	USD	1,328,405	Standard Chartered Bank	5/9/19	—	(16,643)

EUR	3,514,963	USD	3,977,004	Standard Chartered Bank	5/9/19	—	(32,542)

USD	22,225,398	EUR	19,184,302	Standard Chartered Bank	5/9/19	696,928	—

USD	5,426,381	EUR	4,683,891	Standard Chartered Bank	5/9/19	170,157	—

USD	7,991,355	EUR	7,037,090	Standard Chartered Bank	5/9/19	94,389	—

USD	2,741,018	EUR	2,365,965	Standard Chartered Bank	5/9/19	85,951	—

USD	2,314,470	ZAR	32,900,000	Bank of America, N.A.	5/9/19	16,210	—

ZAR	27,900,000	USD	1,969,668	Citibank, N.A.	5/9/19	—	(20,688)

EUR	2,379,121	USD	2,651,221	UBS AG	5/10/19	18,844	—

USD	62,825,316	EUR	55,778,881	UBS AG	5/10/19	225,203	—

EGP	95,190,000	USD	4,975,434	Citibank, N.A.	5/13/19	552,068	—

EGP	98,684,000	USD	5,446,137	Citibank, N.A.	5/13/19	284,255	—

EUR	6,661,698	USD	7,503,470	Citibank, N.A.	5/13/19	—	(25,181)

PHP	184,187,000	USD	3,515,690	Bank of America, N.A.	5/13/19	23,705	—

PHP	413,929,000	USD	7,892,630	BNP Paribas	5/13/19	61,560	—

PHP	199,051,000	USD	3,794,339	Goldman Sachs International	5/13/19	30,688	—

PHP	199,052,000	USD	3,795,805	Goldman Sachs International	5/13/19	29,241	—

PHP	193,884,000	USD	3,701,136	Goldman Sachs International	5/13/19	24,600	—

PHP	206,351,000	USD	3,938,748	JPMorgan Chase Bank, N.A.	5/13/19	26,558	—

PHP	408,297,000	USD	7,776,345	UBS AG	5/13/19	69,619	—

PHP	204,150,000	USD	3,892,649	UBS AG	5/13/19	30,361	—

THB	232,744,000	USD	7,297,710	Standard Chartered Bank	5/13/19	—	(5,796)

THB	349,776,067	USD	10,967,915	Standard Chartered Bank	5/13/19	—	(9,363)

UGX	4,905,440,000	USD	1,314,427	Citibank, N.A.	5/13/19	—	(11,349)

USD	21,233,359	ARS	948,387,987	Goldman Sachs International	5/13/19	145,761	—

USD	7,567,063	CZK	172,830,211	Citibank, N.A.	5/13/19	2,710	—

USD	10,967,739	THB	349,776,067	Standard Chartered Bank	5/13/19	9,188	—

EUR	6,304,430	RON	30,211,000	Citibank, N.A.	5/14/19	—	(42,186)

JPY	8,403,999,500	USD	76,611,164	Citibank, N.A.	5/14/19	—	(1,093,306)

KRW	12,851,265,000	USD	11,344,690	Goldman Sachs International	5/14/19	—	(326,908)

KRW	28,899,735,000	USD	25,514,024	Goldman Sachs International	5/14/19	—	(737,399)

PHP	199,221,000	USD	3,802,653	Citibank, N.A.	5/14/19	26,180	—

PHP	201,573,000	USD	3,848,649	Citibank, N.A.	5/14/19	25,388	—

PHP	99,611,000	USD	1,901,336	Citibank, N.A.	5/14/19	13,090	—

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UGX	6,873,248,000	USD	1,842,694	Standard Chartered Bank	5/14/19	$—	$(17,227)

USD	75,745,827	JPY	8,403,999,500	Citibank, N.A.	5/14/19	227,969	—

USD	24,866,732	KRW	27,865,660,000	Bank of America, N.A.	5/14/19	976,651	—

USD	24,911,119	KRW	27,915,400,000	Goldman Sachs International	5/14/19	978,395	—

USD	12,485,872	KRW	13,990,420,000	Goldman Sachs International	5/14/19	491,458	—

USD	10,017,859	KRW	11,230,020,000	Goldman Sachs International	5/14/19	390,020	—

EUR	416,416	USD	472,099	JPMorgan Chase Bank, N.A.	5/16/19	—	(4,518)

EUR	2,905,338	USD	3,275,330	JPMorgan Chase Bank, N.A.	5/16/19	—	(13,014)

EUR	3,759,154	USD	4,249,212	JPMorgan Chase Bank, N.A.	5/16/19	—	(28,172)

USD	47,032,548	EUR	40,949,144	JPMorgan Chase Bank, N.A.	5/16/19	1,051,997	—

EUR	3,305,801	USD	3,743,443	Bank of America, N.A.	5/17/19	—	(31,140)

EUR	326,854	USD	368,535	State Street Bank and Trust Company	5/17/19	—	(1,489)

USD	3,727,172	EUR	3,305,801	Bank of America, N.A.	5/17/19	14,869	—

USD	103,018	EUR	90,784	Citibank, N.A.	5/17/19	1,071	—

AUD	22,233,995	USD	15,841,054	Australia and New Zealand Banking Group Limited	5/20/19	—	(160,323)

EUR	2,010,847	RON	9,616,000	Goldman Sachs International	5/20/19	—	(7,165)

EUR	16,294,644	RON	78,148,300	Société Générale	5/20/19	—	(111,370)

UGX	6,763,456,000	USD	1,745,408	Standard Chartered Bank	5/20/19	48,907	—

USD	20,306,014	NZD	29,553,000	Australia and New Zealand Banking Group Limited	5/20/19	561,325	—

USD	9,486,561	NZD	13,806,567	Australia and New Zealand Banking Group Limited	5/20/19	262,240	—

EUR	42,584,293	RON	205,235,000	Société Générale	5/22/19	—	(516,252)

EUR	1,125,842	RON	5,384,000	Standard Chartered Bank	5/22/19	—	(3,754)

USD	2,707,372	GHS	14,322,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(56,817)

USD	1,310,662	GHS	6,976,000	ICBC Standard Bank PLC	5/23/19	—	(35,230)

USD	1,083,178	GHS	5,795,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(34,862)

NOK	148,239,000	EUR	15,449,287	State Street Bank and Trust Company	5/24/19	—	(162,318)

USD	2,621,395	GHS	14,090,000	ICBC Standard Bank PLC	5/24/19	—	(96,009)

EGP	193,327,000	USD	10,250,636	HSBC Bank USA, N.A.	5/28/19	925,689	—

EGP	180,000,000	USD	10,047,446	HSBC Bank USA, N.A.	5/28/19	358,439	—

EUR	4,258,883	RSD	507,531,098	JPMorgan Chase Bank, N.A.	5/28/19	—	(34,670)

JPY	1,700,000,000	USD	15,326,223	Goldman Sachs International	5/28/19	—	(32,662)

JPY	3,851,462,000	USD	34,990,865	Goldman Sachs International	5/28/19	—	(342,296)

OMR	2,601,250	USD	6,742,483	Standard Chartered Bank	5/28/19	11,575	—

RSD	1,263,500,000	EUR	10,619,878	Citibank, N.A.	5/28/19	66,777	—

RSD	1,199,049,000	EUR	10,091,306	JPMorgan Chase Bank, N.A.	5/28/19	48,594	—

THB	787,895,000	USD	25,204,575	Goldman Sachs International	5/28/19	—	(511,332)

THB	356,270,000	USD	11,775,185	Standard Chartered Bank	5/28/19	—	(609,406)

THB	955,435,000	USD	30,568,051	Standard Chartered Bank	5/28/19	—	(623,975)

UGX	14,600,514,000	USD	3,918,549	Citibank, N.A.	5/28/19	—	(50,814)

USD	3,276,723	GHS	17,596,000	ICBC Standard Bank PLC	5/28/19	—	(111,843)

USD	14,230,675	MYR	57,990,000	Goldman Sachs International	5/28/19	222,555	—

USD	24,092,806	MYR	98,130,000	UBS AG	5/28/19	388,430	—

USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(267,474)

EGP	241,789,000	USD	12,463,351	Deutsche Bank AG	5/30/19	1,506,323	—

USD	12,905,738	EGP	241,789,000	Deutsche Bank AG	5/30/19	—	(1,063,935)

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	533,945	GHS	2,910,000	JPMorgan Chase Bank, N.A.	5/31/19	$—	$(25,832)

EUR	10,971,670	RON	52,616,839	BNP Paribas	6/3/19	—	(54,320)

EUR	23,329,044	RON	112,404,000	BNP Paribas	6/3/19	—	(239,133)

THB	448,120,000	USD	14,017,110	Standard Chartered Bank	6/3/19	29,218	—

THB	396,110,000	USD	12,396,938	Standard Chartered Bank	6/3/19	19,136	—

USD	1,068,022	GHS	5,778,000	Standard Chartered Bank	6/3/19	—	(42,224)

EGP	171,400,000	USD	8,816,872	HSBC Bank USA, N.A.	6/4/19	1,071,437	—

EGP	171,400,000	USD	8,816,872	HSBC Bank USA, N.A.	6/4/19	1,071,437	—

USD	1,334,973	GHS	7,329,000	Standard Chartered Bank	6/4/19	—	(72,789)

RSD	286,039,000	EUR	2,413,831	JPMorgan Chase Bank, N.A.	6/5/19	1,907	—

USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(136,216)

USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(136,216)

USD	1,035,752	GHS	5,852,000	Standard Chartered Bank	6/6/19	—	(87,492)

USD	1,612,522	GHS	9,014,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(117,015)

OMR	7,299,000	USD	18,910,306	Standard Chartered Bank	6/10/19	37,630	—

USD	2,687,478	GHS	15,023,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(191,893)

USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/10/19	—	(636,346)

EGP	31,546,000	USD	1,615,259	Deutsche Bank AG	6/13/19	199,962	—

MAD	23,414,500	USD	2,429,520	Credit Agricole Corporate and Investment Bank	6/13/19	—	(15,082)

UGX	6,767,004,000	USD	1,753,110	Standard Chartered Bank	6/14/19	33,508	—

USD	22,823,161	KRW	25,827,830,000	Standard Chartered Bank	6/14/19	611,596	—

EGP	85,729,000	USD	4,394,106	Deutsche Bank AG	6/17/19	533,245	—

JPY	463,324,240	USD	4,323,224	UBS AG	6/17/19	—	(148,239)

UGX	32,737,140,000	USD	8,651,464	Citibank, N.A.	6/17/19	—	(13,556)

USD	2,687,694	GHS	14,742,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(130,684)

BHD	7,101,000	USD	18,782,733	BNP Paribas	6/19/19	48,748	—

CNH	105,000,000	USD	15,310,140	BNP Paribas	6/19/19	277,307	—

USD	28,773,889	BHD	10,975,800	BNP Paribas	6/19/19	—	(333,359)

USD	15,047,291	CNH	105,000,000	BNP Paribas	6/19/19	—	(540,155)

USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/19/19	—	(85,833)

USD	13,970,222	BHD	5,324,750	Standard Chartered Bank	6/20/19	—	(150,687)

USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/20/19	—	(85,235)

EUR	12,815,322	RON	61,725,000	Goldman Sachs International	6/24/19	—	(91,619)

RSD	332,205,000	EUR	2,801,290	Citibank, N.A.	6/24/19	—	(2,537)

RSD	190,535,000	EUR	1,602,212	JPMorgan Chase Bank, N.A.	6/24/19	3,568	—

RSD	317,321,000	EUR	2,671,727	JPMorgan Chase Bank, N.A.	6/24/19	2,146	—

USD	27,942,333	BHD	10,660,000	Standard Chartered Bank	6/24/19	—	(326,931)

USD	1,074,933	GHS	5,982,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(65,826)

USD	1,074,978	GHS	5,993,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(67,879)

EGP	163,263,000	USD	9,055,075	ICBC Standard Bank PLC	6/25/19	307,087	—

USD	27,937,173	BHD	10,672,000	BNP Paribas	6/25/19	—	(363,813)

USD	10,567,858	BHD	4,037,450	Standard Chartered Bank	6/25/19	—	(139,022)

UGX	7,547,290,000	USD	1,898,689	Citibank, N.A.	6/26/19	89,041	—

USD	29,405,650	KRW	33,040,188,000	The Toronto-Dominion Bank	6/26/19	979,826	—

USD	1,966,102	GHS	11,020,000	ICBC Standard Bank PLC	6/27/19	—	(133,131)

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CNH	87,193,000	USD	12,719,992	Citibank, N.A.	6/28/19	$223,713	$—

CNH	217,098,000	USD	31,661,246	Deutsche Bank AG	6/28/19	566,712	—

CNH	131,412,000	USD	19,052,120	Deutsche Bank AG	6/28/19	455,846	—

CNH	472,887,000	USD	68,838,635	Standard Chartered Bank	6/28/19	1,360,918	—

CNH	303,190,000	USD	44,241,292	Standard Chartered Bank	6/28/19	766,928	—

CNH	240,816,000	USD	35,409,223	Standard Chartered Bank	6/28/19	339,646	—

CNH	16,600,000	USD	2,440,549	Standard Chartered Bank	6/28/19	23,703	—

CNY	237,932,000	USD	34,282,174	Standard Chartered Bank	6/28/19	1,050,938	—

NOK	250,325,000	EUR	25,819,211	Citibank, N.A.	6/28/19	—	(20,391)

USD	12,589,774	CNH	87,193,000	Citibank, N.A.	6/28/19	—	(353,930)

USD	30,257,414	CNH	201,000,000	Deutsche Bank AG	6/28/19	419,186	—

USD	21,239,741	CNH	147,510,000	Deutsche Bank AG	6/28/19	—	(657,956)

USD	44,845,546	CNH	298,000,000	Standard Chartered Bank	6/28/19	607,776	—

USD	29,746,313	CNH	197,600,000	Standard Chartered Bank	6/28/19	412,812	—

USD	11,291,443	CNH	78,249,700	Standard Chartered Bank	6/28/19	—	(324,638)

USD	28,125,988	CNH	195,405,300	Standard Chartered Bank	6/28/19	—	(881,713)

USD	72,409,288	CNH	502,170,000	Standard Chartered Bank	6/28/19	—	(2,137,293)

OMR	8,517,000	USD	22,013,440	BNP Paribas	7/3/19	88,138	—

USD	12,941,609	MYR	52,750,000	Goldman Sachs International	7/3/19	213,898	—

USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	—	(1,272,525)

UGX	18,952,680,000	USD	4,922,774	Standard Chartered Bank	7/8/19	53,394	—

UGX	7,723,730,000	USD	2,004,081	Standard Chartered Bank	7/8/19	23,842	—

USD	2,672,887	GHS	15,182,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(206,345)

UGX	21,047,320,000	USD	5,439,990	Citibank, N.A.	7/10/19	82,484	—

KRW	2,908,462,500	USD	2,553,635	Bank of America, N.A.	7/12/19	—	(49,911)

USD	2,672,857	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(162,545)

USD	33,559,946	KRW	38,223,100,000	Bank of America, N.A.	7/12/19	655,929	—

EGP	254,370,000	USD	13,058,008	Deutsche Bank AG	7/15/19	1,455,962	—

OMR	4,318,250	USD	11,181,383	BNP Paribas	7/15/19	21,982	—

USD	13,423,219	EGP	254,370,000	Deutsche Bank AG	7/15/19	—	(1,090,752)

USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(646,586)

AED	43,156,000	USD	11,743,768	BNP Paribas	7/17/19	3,527	—

AED	14,776,000	USD	4,020,899	Standard Chartered Bank	7/17/19	1,208	—

AED	31,301,000	USD	8,521,221	Standard Chartered Bank	7/17/19	—	(920)

OMR	9,277,000	USD	24,027,454	BNP Paribas	7/17/19	40,116	—

USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(89,813)

USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(99,589)

USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(1,318,673)

CNH	312,000,000	USD	45,456,532	Deutsche Bank AG	7/18/19	857,132	—

CNH	431,081,000	USD	62,782,139	Goldman Sachs International	7/18/19	1,208,056	—

CNH	322,000,000	USD	46,908,005	JPMorgan Chase Bank, N.A.	7/18/19	890,072	—

CNH	312,000,000	USD	45,442,867	Standard Chartered Bank	7/18/19	870,798	—

USD	46,072,061	CNH	312,000,000	Deutsche Bank AG	7/18/19	—	(241,603)

USD	17,908,212	CNH	121,081,000	Goldman Sachs International	7/18/19	—	(65,201)

USD	45,822,740	CNH	310,000,000	Goldman Sachs International	7/18/19	—	(194,042)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	47,619,048	CNH	322,000,000	JPMorgan Chase Bank, N.A.	7/18/19	$—	$(179,029)

USD	46,144,972	CNH	312,000,000	Standard Chartered Bank	7/18/19	—	(168,692)

JPY	16,294,545,294	USD	152,033,265	Standard Chartered Bank	7/22/19	—	(4,796,546)

MAD	103,243,000	USD	10,747,762	BNP Paribas	7/22/19	—	(162,603)

USD	7,355,102	CNH	49,420,000	Citibank, N.A.	7/22/19	19,216	—

USD	12,892,099	CNH	87,460,000	Citibank, N.A.	7/22/19	—	(90,431)

USD	12,830,894	CNH	87,150,000	UBS AG	7/22/19	—	(105,619)

USD	77,262,517	JPY	8,530,400,000	Standard Chartered Bank	7/22/19	182,237	—

EUR	33,271,596	RON	160,492,200	BNP Paribas	7/23/19	—	(165,777)

EGP	149,540,000	USD	7,525,918	Deutsche Bank AG	7/25/19	987,474	—

EUR	6,095,634	RON	29,320,000	Goldman Sachs International	7/25/19	—	(9,085)

EGP	149,310,000	USD	7,525,706	Deutsche Bank AG	7/29/19	966,974	—

EUR	12,670,241	RON	60,915,885	Citibank, N.A.	7/29/19	—	(5,457)

EGP	149,014,000	USD	7,525,960	Deutsche Bank AG	7/30/19	947,985	—

EUR	18,699,566	USD	21,648,301	Standard Chartered Bank	8/1/19	—	(512,318)

JPY	3,959,072,106	USD	36,745,516	Standard Chartered Bank	8/1/19	—	(943,878)

USD	174,301,578	EUR	150,559,803	Standard Chartered Bank	8/1/19	4,124,934	—

EGP	76,533,000	USD	3,875,089	JPMorgan Chase Bank, N.A.	8/5/19	471,254	—

EUR	18,232,983	RON	87,728,000	The Toronto-Dominion Bank	8/5/19	—	(6,490)

EGP	264,760,000	USD	13,549,642	Deutsche Bank AG	8/8/19	1,473,817	—

USD	13,905,462	EGP	264,760,000	Deutsche Bank AG	8/8/19	—	(1,117,997)

MAD	117,090,000	USD	12,052,496	BNP Paribas	8/9/19	—	(76,873)

EGP	256,706,000	USD	13,057,274	Deutsche Bank AG	8/14/19	1,485,232	—

OMR	3,350,000	USD	8,676,509	BNP Paribas	8/14/19	9,827	—

USD	13,496,635	EGP	256,706,000	Deutsche Bank AG	8/14/19	—	(1,045,870)

USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(478,344)

USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(703,696)

USD	6,923,835	OMR	2,809,000	BNP Paribas	8/21/19	—	(358,696)

USD	7,590,881	OMR	3,080,000	BNP Paribas	8/21/19	—	(394,236)

USD	12,696,790	OMR	5,142,200	BNP Paribas	8/21/19	—	(634,727)

USD	14,467,324	OMR	5,866,500	BNP Paribas	8/21/19	—	(741,991)

EGP	186,360,000	USD	10,144,801	Standard Chartered Bank	8/26/19	377,985	—

CNH	332,347,000	USD	47,624,418	Citibank, N.A.	8/27/19	1,700,635	—

CNH	24,580,000	USD	3,583,979	Citibank, N.A.	8/27/19	64,045	—

CNH	368,300,000	USD	52,756,729	Standard Chartered Bank	8/27/19	1,904,264	—

EGP	243,916,000	USD	12,250,929	Deutsche Bank AG	8/27/19	1,517,988	—

USD	51,509,077	CNH	356,927,000	Citibank, N.A.	8/27/19	—	(1,463,999)

USD	53,177,204	CNH	368,300,000	Standard Chartered Bank	8/27/19	—	(1,483,788)

USD	11,469,552	OMR	4,654,000	BNP Paribas	8/28/19	—	(594,572)

USD	14,479,390	OMR	5,876,750	BNP Paribas	8/28/19	—	(754,353)

EGP	382,655,000	USD	19,204,768	HSBC Bank USA, N.A.	9/4/19	2,348,822	—

EGP	41,810,000	USD	2,093,640	Deutsche Bank AG	9/5/19	260,726	—

MAD	3,502,000	USD	355,894	BNP Paribas	9/5/19	1,709	—

MAD	28,749,000	USD	2,966,873	BNP Paribas	9/5/19	—	(31,195)

EGP	180,000,000	USD	9,798,585	BNP Paribas	9/9/19	326,385	—

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EGP	164,363,000	USD	8,185,408	Deutsche Bank AG	9/9/19	$1,059,983	$—

EGP	113,910,000	USD	6,216,098	HSBC Bank USA, N.A.	9/9/19	191,320	—

MAD	97,426,000	USD	10,076,120	Société Générale	9/11/19	—	(131,075)

MAD	62,616,000	USD	6,487,696	Société Générale	9/13/19	—	(96,739)

EGP	249,504,000	USD	13,634,098	Bank of America, N.A.	9/18/19	366,190	—

USD	9,404,560	BHD	3,609,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(162,369)

USD	9,416,632	BHD	3,619,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(176,806)

USD	5,296,875	BHD	2,034,000	Bank of America, N.A.	9/19/19	—	(94,932)

USD	9,046,875	BHD	3,474,000	Bank of America, N.A.	9/19/19	—	(162,141)

EGP	193,895,000	USD	10,656,499	HSBC Bank USA, N.A.	9/23/19	208,691	—

USD	7,064,327	BHD	2,718,000	Credit Agricole Corporate and Investment Bank	9/23/19	—	(140,503)

USD	8,588,511	BHD	3,304,000	Standard Chartered Bank	9/25/19	—	(169,587)

UGX	6,956,800,000	USD	1,815,923	Standard Chartered Bank	9/30/19	—	(35,535)

USD	13,432,973	BHD	5,100,500	Credit Agricole Corporate and Investment Bank	9/30/19	—	(86,853)

USD	7,390,662	BHD	2,803,500	Standard Chartered Bank	9/30/19	—	(40,537)

XOF	2,019,228,437	EUR	2,959,444	Société Générale	9/30/19	54,800	—

USD	5,154,156	BHD	1,981,000	Standard Chartered Bank	10/3/19	—	(96,771)

UGX	33,342,734,000	USD	8,651,462	Citibank, N.A.	10/4/19	—	(128,258)

XOF	1,192,340,000	EUR	1,747,915	ICBC Standard Bank PLC	10/4/19	30,613	—

BHD	2,640,000	USD	6,967,538	Standard Chartered Bank	10/7/19	30,018	—

BHD	3,166,200	USD	8,362,916	Standard Chartered Bank	10/7/19	29,379	—

BHD	2,640,000	USD	6,969,377	Standard Chartered Bank	10/7/19	28,178	—

BHD	2,703,800	USD	7,144,405	Standard Chartered Bank	10/7/19	22,258	—

USD	8,085,516	BHD	3,105,000	Standard Chartered Bank	10/7/19	—	(144,563)

USD	8,588,526	BHD	3,301,000	Standard Chartered Bank	10/7/19	—	(161,069)

USD	15,044,225	BHD	5,783,000	Standard Chartered Bank	10/7/19	—	(284,132)

EGP	148,859,000	USD	8,184,462	HSBC Bank USA, N.A.	10/10/19	118,824	—

USD	17,220,795	OMR	6,837,000	Standard Chartered Bank	10/10/19	—	(486,784)

EGP	117,358,400	USD	6,458,022	HSBC Bank USA, N.A.	10/15/19	79,360	—

UGX	8,748,477,000	USD	2,249,544	Citibank, N.A.	10/15/19	—	(20,326)

UGX	7,822,362,000	USD	2,019,717	Citibank, N.A.	10/15/19	—	(26,484)

USD	3,430,799	BHD	1,320,000	Bank of America, N.A.	10/15/19	—	(67,832)

AED	65,417,000	USD	17,794,734	Standard Chartered Bank	10/16/19	9,305	—

AED	23,898,000	USD	6,504,627	Standard Chartered Bank	10/16/19	—	(493)

USD	24,211,168	AED	89,315,000	Standard Chartered Bank	10/16/19	—	(97,004)

USD	9,417,764	BHD	3,620,000	Credit Agricole Corporate and Investment Bank	10/16/19	—	(176,916)

EGP	162,650,000	USD	8,968,845	Citibank, N.A.	10/17/19	86,601	—

EGP	125,212,600	USD	6,921,647	Standard Chartered Bank	10/23/19	38,251	—

EGP	46,791,000	USD	2,577,307	Citibank, N.A.	10/24/19	22,856	—

UGX	7,454,810,000	USD	1,931,298	Citibank, N.A.	10/25/19	—	(37,191)

USD	20,000,000	OMR	7,945,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(571,365)

USD	20,000,000	OMR	7,950,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(584,310)

UGX	19,061,070,000	USD	4,916,404	Standard Chartered Bank	10/31/19	—	(81,747)

USD	10,970,924	BHD	4,226,000	Bank of America, N.A.	10/31/19	—	(229,056)

USD	18,237,885	OMR	7,245,000	Bank of America, N.A.	10/31/19	—	(518,477)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	$—	$(316,755)

USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(656,902)

USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	—	(705,410)

XOF	1,986,798,000	EUR	2,913,194	ICBC Standard Bank PLC	11/5/19	32,777	—

USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(29,607)

USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(487,460)

TRY	2,853,495	USD	413,850	Goldman Sachs International	2/3/20	—	(11,765)

TRY	87,420,000	USD	19,035,384	Goldman Sachs International	2/3/20	—	(6,717,069)

TRY	120,000,000	USD	26,212,892	Goldman Sachs International	2/3/20	—	(9,303,744)

TRY	162,490,400	USD	35,371,675	Goldman Sachs International	2/3/20	—	(12,475,222)

TRY	418,565	USD	60,688	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,708)

TRY	34,986,750	USD	7,562,577	JPMorgan Chase Bank, N.A.	2/3/20	—	(2,632,609)

TRY	107,525,000	USD	23,148,547	JPMorgan Chase Bank, N.A.	2/3/20	—	(7,997,245)

USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(143,026)

USD	73,458,251	TRY	372,763,895	Goldman Sachs International	2/3/20	20,932,250	—

USD	28,300,231	TRY	142,930,315	JPMorgan Chase Bank, N.A.	2/3/20	8,159,981	—

AED	116,823,000	USD	31,784,679	BNP Paribas	2/5/20	271	—

USD	74,858,208	AED	276,114,500	BNP Paribas	2/5/20	—	(266,431)

TRY	637,465	USD	92,417	Deutsche Bank AG	2/10/20	—	(2,991)

TRY	111,835,380	USD	24,269,831	Deutsche Bank AG	2/10/20	—	(8,581,068)

TRY	879,950	USD	126,520	Standard Chartered Bank	2/10/20	—	(3,077)

TRY	87,420,000	USD	19,014,682	Standard Chartered Bank	2/10/20	—	(6,751,017)

TRY	111,835,050	USD	24,296,122	Standard Chartered Bank	2/10/20	—	(8,607,406)

USD	22,164,321	TRY	112,472,845	Deutsche Bank AG	2/10/20	6,386,132	—

USD	39,458,793	TRY	200,135,000	Standard Chartered Bank	2/10/20	11,382,969	—

TRY	124,118,250	USD	26,952,932	Goldman Sachs International	2/14/20	—	(9,585,104)

TRY	1,600,170	USD	229,909	Standard Chartered Bank	2/14/20	—	(5,998)

TRY	37,643,600	USD	8,158,561	Standard Chartered Bank	2/14/20	—	(2,891,104)

TRY	142,827,070	USD	31,025,757	Standard Chartered Bank	2/14/20	—	(11,040,009)

USD	19,215,736	OMR	7,620,000	Standard Chartered Bank	2/14/20	—	(457,874)

USD	24,776,575	TRY	124,118,250	Goldman Sachs International	2/14/20	7,408,746	—

USD	35,727,901	TRY	182,070,840	Standard Chartered Bank	2/14/20	10,250,785	—

USD	42,670,390	AED	157,394,000	BNP Paribas	2/18/20	—	(151,616)

USD	20,000,000	OMR	7,920,600	Credit Agricole Corporate and Investment Bank	2/20/20	—	(446,230)

USD	18,594,674	OMR	7,359,400	Standard Chartered Bank	2/20/20	—	(402,875)

USD	15,893,368	BHD	6,111,000	BNP Paribas	2/24/20	—	(288,611)

USD	15,891,443	BHD	6,119,000	BNP Paribas	3/2/20	—	(310,830)

USD	13,020,480	AED	48,000,000	BNP Paribas	3/12/20	—	(38,062)

USD	24,763,586	OMR	9,820,000	Standard Chartered Bank	3/12/20	—	(570,662)

UGX	6,944,382,000	USD	1,731,766	Standard Chartered Bank	3/16/20	—	(927)

USD	16,855,444	BHD	6,518,000	BNP Paribas	3/19/20	—	(401,021)

USD	21,068,217	BHD	8,128,750	BNP Paribas	3/23/20	—	(452,047)

USD	16,216,935	BHD	6,253,250	BNP Paribas	3/26/20	—	(337,692)

UGX	34,709,670,000	USD	8,651,463	Citibank, N.A.	4/3/20	—	(48,583)

UGX	2,996,764,000	USD	743,798	Standard Chartered Bank	4/14/20	—	(3,567)

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UGX	7,328,920,000	USD	1,825,840	Citibank, N.A.	4/20/20	$—	$(18,869)

EGP	158,826,000	USD	8,317,675	Goldman Sachs International	4/21/20	88,982	—

EGP	483,800,000	USD	25,329,843	HSBC Bank USA, N.A.	4/21/20	277,680	—

AED	52,270,000	USD	14,217,326	Standard Chartered Bank	5/21/20	—	(9)

USD	14,186,457	AED	52,270,000	Standard Chartered Bank	5/21/20	—	(30,861)

USD	5,361,470	OMR	2,115,100	Standard Chartered Bank	5/21/20	—	(84,193)

USD	10,529,543	OMR	4,148,640	BNP Paribas	8/17/20	—	(123,281)

USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(298,829)

USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,613,092)

USD	70,240,195	AED	258,800,000	BNP Paribas	4/5/21	—	(62,306)

USD	40,013,843	AED	147,415,000	BNP Paribas	4/8/21	—	(30,662)

USD	80,028,140	AED	294,751,643	BNP Paribas	4/8/21	—	(39,585)

USD	70,473,173	AED	259,672,500	BNP Paribas	4/8/21	—	(65,488)

USD	139,374,949	AED	513,540,937	BNP Paribas	4/12/21	—	(123,481)

USD	146,852,095	AED	540,959,063	Morgan Stanley & Co. International PLC	4/12/21	—	(94,204)

						$120,856,593	$(148,865,758)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

TOPIX Index	382	Long	6/13/19	$55,699,240	$779,306

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	15	Short	6/17/19	(1,547,930)	(17,695)

10-Year USD Deliverable Interest Rate Swap	41	Short	6/17/19	(4,279,375)	(85,203)

Euro-Bobl	473	Short	6/6/19	(70,521,634)	(323,616)

					$352,792

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$(530,778)

EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	(470,967)

EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(507,844)

EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(583,034)

EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(1,106,891)

EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	931,171

EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	869,546

EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	883,749

EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	1,111,345

EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	1,978,524

EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	359,744

EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	346,080

EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	1,187,755

USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	(142,093)

USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	(192,435)

USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	(344,940)

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	$888,973

USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	(1,335,051)

USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	90,394

USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	104,393

USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	155,779

USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	135,980

USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	132,153

USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	33,603

USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	(105,103)

USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(321,112)

							$3,568,941

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$1,054,582

							$1,054,582

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	191,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	$48,637	$—	$48,637

CNY	192,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	51,960	—	51,960

CNY	307,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	88,443	—	88,443

CNY	575,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	145,961	—	145,961

CNY	79,505	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	29,016	—	29,016

CNY	278,395	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	101,604	—	101,604

EUR	7,025	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(337,585)	188,866	(148,719)

EUR	2,886	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(308,695)	—	(308,695)

EUR	8,084	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	(604,314)	(283,005)	(887,319)

EUR	8,204	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(1,320,921)	31,318	(1,289,603)

EUR	2,471	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(353,763)	—	(353,763)

EUR	2,012	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	(238,031)	(1,744)	(239,775)

EUR	2,182	Receives	6-month EURIBOR (pays semi-annually)	1.50% (pays annually)	6/4/48	(283,872)	—	(283,872)

GBP	41,298	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(686,239)	—	(686,239)

GBP	46,520	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(776,213)	—	(776,213)

HUF	5,785,420	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(323,264)	—	(323,264)

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	8,642,108	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	$(17,464)	$—	$(17,464)

HUF	8,391,182	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(29,636)	—	(29,636)

HUF	8,393,800	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	110,101	—	110,101

HUF	4,196,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	81,417	—	81,417

HUF	12,208,222	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(1,387,917)	—	(1,387,917)

HUF	2,492,778	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(309,273)	—	(309,273)

HUF	3,089,400	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(98,573)	—	(98,573)

HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(77,458)	—	(77,458)

HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(17,529)	—	(17,529)

HUF	833,096	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(17,166)	—	(17,166)

HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(16,489)	—	(16,489)

HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(58,684)	—	(58,684)

HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(116,353)	—	(116,353)

HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(46,471)	—	(46,471)

HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(64,743)	—	(64,743)

HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(66,892)	—	(66,892)

HUF	5,260,958	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(295,390)	—	(295,390)

HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(149,440)	—	(149,440)

HUF	5,400,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	1/31/28	271,685	—	271,685

HUF	5,350,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.99% (pays annually)	1/31/28	253,777	—	253,777

HUF	5,312,515	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	2/1/28	268,838	—	268,838

HUF	2,687,485	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	2/1/28	166,926	—	166,926

HUF	1,498,763	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	30,782	—	30,782

HUF	1,736,824	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	(427,208)	—	(427,208)

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	4,080,966	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	$(1,199,428)	$—	$(1,199,428)

JPY	1,114,835	Receives	6-month JPY-LIBOR (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	(192,195)	—	(192,195)

JPY	1,206,794	Receives	6-month JPY-LIBOR (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	(770,518)	—	(770,518)

JPY	5,251,695	Receives	6-month JPY-LIBOR (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	(5,207,000)	—	(5,207,000)

JPY	1,108,287	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	77,884	—	77,884

JPY	860,140	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	58,262	—	58,262

JPY	1,108,285	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	77,883	—	77,883

JPY	1,108,288	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	72,258	—	72,258

NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	2,005,024	—	2,005,024

NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	842,555	—	842,555

NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	1,040,272	—	1,040,272

NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(1,640,116)	—	(1,640,116)

NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(3,526,207)	—	(3,526,207)

NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(5,419,005)	—	(5,419,005)

NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(5,405,999)	—	(5,405,999)

NZD	53,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.24% (pays semi-annually)	6/11/28	(3,481,318)	—	(3,481,318)

NZD	23,960	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(388,803)	—	(388,803)

NZD	29,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(495,442)	—	(495,442)

PLN	84,093	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	320,498	—	320,498

PLN	119,081	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	791,341	—	791,341

PLN	117,941	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	730,943	—	730,943

PLN	128,740	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	469,870	—	469,870

PLN	139,304	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	1,127,064	—	1,127,064

PLN	56,456	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	467,353	—	467,353

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	43,620	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	$18,327	$—	$18,327

PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	9,202	—	9,202

PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	57,290	—	57,290

PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	11,095	—	11,095

PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	58,426	—	58,426

PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	77,788	—	77,788

PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	54,213	—	54,213

PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	60,204	—	60,204

PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	102,076	—	102,076

PLN	13,915	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	52,832	—	52,832

PLN	76,529	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	220,588	—	220,588

PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	110,531	—	110,531

PLN	77,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	1,106,206	—	1,106,206

PLN	77,500	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	1,121,600	—	1,121,600

PLN	76,061	Pays	6-month PLN WIBOR (pays semi-annually)	3.11% (pays annually)	2/1/28	1,027,460	—	1,027,460

PLN	49,439	Pays	6-month PLN WIBOR (pays semi-annually)	3.13% (pays annually)	2/1/28	688,790	—	688,790

PLN	21,126	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	299,548	(78,361)	221,187

PLN	15,072	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	247,525	—	247,525

PLN	3,588	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	58,719	—	58,719

SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	779,077	—	779,077

SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	531,570	—	531,570

SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	524,379	—	524,379

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

SGD	100,010	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	$381,126	$—	$381,126

SGD	104,810	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	436,288	—	436,288

USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	(11,444)	—	(11,444)

USD	10,104	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	9/15/22	162,723	—	162,723

USD	4,250	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	3/5/23	(63,676)	—	(63,676)

USD	1,900	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/10/23	(34,209)	19	(34,190)

USD	6,470	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	6/22/23	(224,456)	16,229	(208,227)

USD	6,795	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(229,221)	171	(229,050)

USD	5,435	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(178,899)	—	(178,899)

USD	3,186	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(103,634)	—	(103,634)

USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(286,639)	(968)	(287,607)

USD	2,163	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(70,436)	—	(70,436)

USD	2,816	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/4/23	(89,383)	—	(89,383)

USD	9,026	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	46,522	—	46,522

USD	9,830	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(18,896)	—	(18,896)

USD	3,166	Pays	3-month USD-LIBOR (pays quarterly)	2.36% (pays semi-annually)	4/29/24	5,837	—	5,837

USD	5,686	Pays	3-month USD-LIBOR (pays quarterly)	2.33% (pays semi-annually)	4/30/24	1,826	—	1,826

USD	1,012	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/5/26	(16,560)	—	(16,560)

USD	4,000	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	2/12/26	(48,865)	—	(48,865)

USD	2,800	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	2/17/26	(41,288)	—	(41,288)

USD	7,460	Receives	3-month USD-LIBOR (pays quarterly)	2.60% (pays semi-annually)	3/1/26	(102,164)	—	(102,164)

USD	6,620	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(338,084)	—	(338,084)

USD	47,602	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	963,677	(731,731)	231,946

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	4,590	Receives	3-month USD-LIBOR (pays quarterly)	2.32% (pays semi-annually)	11/17/27	$20,069	$—	$20,069

USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.35% (pays semi-annually)	11/21/27	6,992	—	6,992

USD	14,203	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	1/30/28	(351,045)	—	(351,045)

USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/28	(28,752)	—	(28,752)

USD	17,888	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	2/1/28	(405,048)	—	(405,048)

USD	603	Receives	3-month USD-LIBOR (pays quarterly)	2.84% (pays semi-annually)	2/9/28	(19,026)	—	(19,026)

USD	14,655	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	3/15/28	(517,393)	—	(517,393)

USD	1,400	Receives	3-month USD-LIBOR (pays quarterly)	2.82% (pays semi-annually)	4/12/28	(41,220)	(802)	(42,022)

USD	1,566	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	4/18/28	(54,934)	(451)	(55,385)

USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/27/28	(84,454)	—	(84,454)

USD	9,647	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(541,168)	—	(541,168)

USD	10,383	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(562,953)	5,135	(557,818)

USD	3,335	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/3/28	(187,740)	—	(187,740)

USD	2,241	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/5/28	(136,084)	—	(136,084)

USD	3,934	Receives	3-month USD-LIBOR (pays quarterly)	3.24% (pays semi-annually)	10/9/28	(255,846)	—	(255,846)

USD	1,676	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/10/28	(113,345)	—	(113,345)

USD	1,841	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/12/28	(124,344)	—	(124,344)

USD	7,623	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(572,824)	—	(572,824)

USD	7,868	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(215,947)	1,674	(214,273)

USD	1,066	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/17/29	(29,317)	—	(29,317)

USD	5,393	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	(163,245)	—	(163,245)

USD	4,941	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/18/29	(153,525)	—	(153,525)

USD	7,071	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(219,711)	—	(219,711)

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	4,175	Receives	3-month USD-LIBOR (pays quarterly)	2.77% (pays semi-annually)	1/24/29	$(131,276)	$—	$(131,276)

USD	8,200	Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	1/29/29	(275,225)	—	(275,225)

USD	7,100	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/30/29	(222,443)	—	(222,443)

USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/29	(45,719)	(4,435)	(50,154)

USD	4,610	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	2/1/29	(109,623)	—	(109,623)

USD	7,938	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	2/5/29	(164,696)	—	(164,696)

USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	3/6/29	(196,405)	—	(196,405)

USD	5,535	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	3/7/29	(126,583)	—	(126,583)

USD	6,706	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(128,123)	—	(128,123)

USD	6,469	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(123,586)	—	(123,586)

USD	4,829	Receives	3-month USD-LIBOR (pays quarterly)	2.45% (pays semi-annually)	4/3/29	17,782	—	17,782

USD	4,528	Receives	3-month USD-LIBOR (pays quarterly)	2.48% (pays semi-annually)	4/11/29	2,483	—	2,483

USD	2,540	Receives	3-month USD-LIBOR (pays quarterly)	2.48% (pays semi-annually)	4/15/29	1,621	—	1,621

USD	4,580	Receives	3-month USD-LIBOR (pays quarterly)	2.47% (pays semi-annually)	4/15/29	5,934	—	5,934

USD	4,648	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	4/16/29	(21,412)	—	(21,412)

USD	15,200	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	4/18/29	(125,751)	—	(125,751)

USD	1,650	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	4/23/29	(13,580)	—	(13,580)

USD	7,736	Receives	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	4/26/29	(14,419)	—	(14,419)

USD	5,165	Pays	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	4/29/29	8,912	—	8,912

USD	9,056	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/29/29	23,641	—	23,641

USD	13,840	Receives	3-month USD-LIBOR (pays quarterly)	2.53% (pays semi-annually)	4/29/29	(48,011)	—	(48,011)

USD	13,980	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	4/30/29	(487)	—	(487)

USD	8,700	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	4/30/29	(496)	—	(496)

USD	3,020	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	(19,104)	—	(19,104)

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	5,538	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	$(41,497)	$—	$(41,497)

USD	7,200	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(53,703)	—	(53,703)

USD	5,539	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(30,065)	—	(30,065)

USD	7,754	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(43,144)	—	(43,144)

USD	11,923	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	(54,832)	—	(54,832)

USD	26,205	Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(249,462)	—	(249,462)

USD	19,974	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	3/27/39	139,320	(24,641)	114,679

USD	25,564	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	166,229	—	166,229

USD	43,646	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	289,692	—	289,692

USD	6,274	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/4/39	54,255	—	54,255

USD	5,838	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(15,389)	—	(15,389)

USD	11,676	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(28,813)	—	(28,813)

USD	2,920	Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(4,257)	—	(4,257)

USD	3,795	Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(5,788)	—	(5,788)

USD	2,335	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	5/2/39	(1,815)	—	(1,815)

USD	3,503	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	5/3/39	(2,602)	—	(2,602)

USD	4,544	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(412,386)	(6,680)	(419,066)

USD	10,907	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(958,931)	—	(958,931)

USD	11,173	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(965,691)	—	(965,691)

USD	2,865	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/3/48	(268,920)	—	(268,920)

USD	2,605	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/4/48	(231,595)	—	(231,595)

USD	13,351	Receives	3-month USD-LIBOR (pays quarterly)	3.21% (pays semi-annually)	10/5/48	(1,411,741)	—	(1,411,741)

USD	10,162	Receives	3-month USD-LIBOR (pays quarterly)	3.26% (pays semi-annually)	10/9/48	(1,176,682)	—	(1,176,682)

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	4,121	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	10/9/48	$(500,365)	$—	$(500,365)

USD	4,859	Receives	3-month USD-LIBOR (pays quarterly)	3.30% (pays semi-annually)	10/13/48	(599,119)	—	(599,119)

USD	11,224	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	157,326	—	157,326

USD	18,706	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	261,095	—	261,095

USD	4,086	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	23,698	—	23,698

USD	18,682	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	106,143	—	106,143

USD	2,570	Pays	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	4/29/49	10,515	—	10,515

USD	2,417	Pays	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	4/30/49	(2,097)	—	(2,097)

USD	4,380	Pays	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	5/1/49	16,058	—	16,058

USD	1,795	Pays	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	5/2/49	—	—	—

USD	4,724	Pays	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	5/2/49	—	—	—

USD	6,236	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	4/4/59	130,462	—	130,462

USD	11,846	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	4/4/59	261,788	—	261,788

Total						$(30,967,408)	$(889,406)	$(31,856,814)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$(253,689)

Bank of America, N.A.	THB	87,100	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	(5,573)

Citibank, N.A.	THB	725,400	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	(41,118)

Goldman Sachs International	THB	938,900	Pays	6-month THB Fixing Rate (pays semi-annually)	2.19% (pays semi-annually)	2/22/29	(39,501)

Total							$(339,881)

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Argentina	$16,374	5.00% (pays quarterly)(1)	6/20/20	15.77%	$(1,746,167)	$2,013,138	$266,971

Indonesia	73,250	1.00% (pays quarterly)(1)	6/20/24	0.96	242,653	147,797	390,450

Turkey	9,840	1.00% (pays quarterly)(1)	6/20/20	4.03	(319,242)	140,067	(179,175)

Turkey	12,764	1.00% (pays quarterly)(1)	12/20/23	4.45	(1,704,573)	1,078,881	(625,692)

Total	$112,228				$(3,527,329)	$3,379,883	$(147,446)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$376,090	1.00% (pays quarterly)(1)	6/20/24	$(8,537,870)	$5,941,289	$(2,596,581)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	172,608	1.00% (pays quarterly)(1)	6/20/24	7,038,149	(5,196,628)	1,841,521

Qatar	2,279	1.00% (pays quarterly)(1)	6/20/19	(5,530)	(6,865)	(12,395)

Qatar	52,166	1.00% (pays quarterly)(1)	12/20/22	(1,107,477)	(13,844)	(1,121,321)

Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	(38,596)	(914,786)	(953,382)

Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	(38,598)	(914,935)	(953,533)

Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	(93,113)	(2,079,918)	(2,173,031)

Russia	214,367	1.00% (pays quarterly)(1)	6/20/24	2,257,999	(3,693,406)	(1,435,407)

South Africa	76,950	1.00% (pays quarterly)(1)	6/20/21	(16,057)	(3,211,470)	(3,227,527)

South Africa	10,560	1.00% (pays quarterly)(1)	9/20/22	125,287	108,491	233,778

South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	4,272,167	(4,952,249)	(680,082)

Total				$3,856,361	$(14,934,321)	$(11,077,960)

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Cyprus	Goldman Sachs International	$3,268	1.00% (pays quarterly)(1)	6/20/21	0.62%	$29,875	$110,619	$140,494

Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.68	46,838	143,182	190,020

Indonesia	Bank of America, N.A.	38,569	1.00% (pays quarterly)(1)	6/20/24	0.96	127,039	34,409	161,448

Indonesia	Barclays Bank PLC	63,600	1.00% (pays quarterly)(1)	6/20/24	0.96	210,686	123,123	333,809

Indonesia	Citibank, N.A.	4,580	1.00% (pays quarterly)(1)	6/20/24	0.96	15,172	10,945	26,117

Indonesia	Goldman Sachs International	11,245	1.00% (pays quarterly)(1)	6/20/24	0.96	37,251	26,249	63,500

Indonesia	JPMorgan Chase Bank, N.A.	102,805	1.00% (pays quarterly)(1)	6/20/24	0.96	339,443	345,916	685,359

Turkey	BNP Paribas	11,545	1.00% (pays quarterly)(1)	6/20/20	4.03	(374,558)	170,106	(204,452)

Turkey	BNP Paribas	13,400	1.00% (pays quarterly)(1)	9/20/20	4.12	(544,272)	287,871	(256,401)

Turkey	BNP Paribas	9,935	1.00% (pays quarterly)(1)	12/20/20	4.18	(482,149)	183,385	(298,764)

Turkey	BNP Paribas	28,837	1.00% (pays quarterly)(1)	12/20/26	4.66	(5,991,821)	3,683,039	(2,308,782)

Turkey	Goldman Sachs International	14,470	1.00% (pays quarterly)(1)	6/20/20	4.03	(469,455)	175,587	(293,868)

Turkey	Goldman Sachs International	11,535	1.00% (pays quarterly)(1)	12/20/26	4.66	(2,396,728)	1,482,024	(914,704)

Turkey	Goldman Sachs International	32,257	1.00% (pays quarterly)(1)	12/20/27	4.71	(7,380,896)	4,027,377	(3,353,519)

Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00% (pays quarterly)(1)	6/20/20	4.03	(398,729)	176,199	(222,530)

Turkey	Nomura International PLC	8,100	1.00% (pays quarterly)(1)	6/20/20	4.03	(262,791)	103,191	(159,600)

Total		$371,436				$(17,495,095)	$11,083,222	$(6,411,873)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	Goldman Sachs International	$73,609	1.00% (pays quarterly)(1)	6/20/29	$8,939,101	$(9,094,356)	$(155,255)

Croatia	BNP Paribas	915	1.00% (pays quarterly)(1)	3/20/20	(6,986)	(13,411)	(20,397)

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Croatia	Citibank, N.A.	$400	1.00% (pays quarterly)(1)	3/20/20	$(3,054)	$(5,895)	$(8,949)

Croatia	Citibank, N.A.	156	1.00% (pays quarterly)(1)	6/20/20	(1,437)	(2,559)	(3,996)

Croatia	Citibank, N.A.	1,210	1.00% (pays quarterly)(1)	6/20/20	(11,164)	(20,359)	(31,523)

Croatia	Goldman Sachs International	2,670	1.00% (pays quarterly)(1)	3/20/20	(20,385)	(35,097)	(55,482)

Croatia	Goldman Sachs International	4,150	1.00% (pays quarterly)(1)	3/20/20	(31,684)	(54,606)	(86,290)

Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(19,376)	(35,453)	(54,829)

Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	636,255	(563,202)	73,053

Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	705,914	(563,618)	142,296

Oman	Bank of America, N.A.	23,000	1.00% (pays quarterly)(1)	6/20/26	3,289,537	(3,664,880)	(375,343)

Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(1,310)	373	(937)

Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(1,310)	351	(959)

Qatar	BNP Paribas	539	1.00% (pays quarterly)(1)	6/20/19	(1,308)	263	(1,045)

Qatar	Citibank, N.A.	2,020	1.00% (pays quarterly)(1)	6/20/19	(4,902)	1,289	(3,613)

Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(19,001)	(10,539)	(29,540)

Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(111,214)	(41,961)	(153,175)

Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	(29,162)	798	(28,364)

Qatar	JPMorgan Chase Bank, N.A.	510	1.00% (pays quarterly)(1)	6/20/19	(1,238)	352	(886)

Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00% (pays quarterly)(1)	6/20/19	(2,504)	531	(1,973)

Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00% (pays quarterly)(1)	6/20/19	(3,689)	678	(3,011)

Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	(90,689)	9,941	(80,748)

South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	59,322	(126,984)	(67,662)

South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	88,983	(251,004)	(162,021)

South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	173,694	(351,624)	(177,930)

South Africa	Bank of America, N.A.	26,320	1.00% (pays quarterly)(1)	9/20/22	312,269	(700,099)	(387,830)

50	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	BNP Paribas	$2,940	1.00% (pays quarterly)(1)	12/20/25	$202,061	$(327,302)	$(125,241)

South Africa	BNP Paribas	13,330	1.00% (pays quarterly)(1)	12/20/25	916,149	(1,648,941)	(732,792)

South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	1,098,966	(1,979,131)	(880,165)

South Africa	BNP Paribas	26,186	1.00% (pays quarterly)(1)	12/20/25	1,799,720	(3,101,589)	(1,301,869)

South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	36,424	(99,384)	(62,960)

South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	177,965	(501,340)	(323,375)

South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	107,828	(229,339)	(121,511)

South Africa	HSBC Bank USA, N.A.	58,700	1.00% (pays quarterly)(1)	6/20/29	7,334,761	(7,522,709)	(187,948)

Total					$25,518,536	$(30,930,806)	$(5,412,270)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $483,664,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	524	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	5/16/19	$(356,549)

Citibank, N.A.	USD	441	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	5/16/19	(252,647)

Citibank, N.A.	USD	385	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	5/16/19	(228,287)

51	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $14,370,953 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	$(2,462,613)

Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $8,023,055 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	(868,659)

Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $13,781,238 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,837,017)

Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $6,996,612 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,026,630)

Goldman Sachs International	EGP	213,875	Total Return on Egypt Treasury Bill, 0.00% due 7/23/19 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR + 55 bp on $10,040,350 (pays quarterly) plus USD equivalent of Notional Amount at termination date	7/23/19	1,913,363

UBS AG	CNY	87,598	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on $12,937,823 (pays quarterly)	7/18/19	(895,204)

UBS AG	CNY	87,539	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 7.00% on $12,921,973 (pays quarterly)	8/12/19	2,642,877

						$(3,371,366)

52	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Abbreviations:

BADLAR	–	Buenos Aires Deposits of Large Amount Rate

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OMO	–	Open Market Operation

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

ARS	–	Argentine Peso

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NGN	–	Nigerian Naira

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

XOF	–	West African CFA Franc

ZAR	–	South African Rand

53	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $3,660,929,778)	$3,540,804,410

Affiliated investment, at value (identified cost, $34,625,765)	34,625,765

Cash	36,900,902

Deposits for derivatives collateral —

Futures contracts	819,625

Centrally cleared derivatives	165,638,776

OTC derivatives	1,280,978

Foreign currency, at value (identified cost, $71,283,397)	74,048,346

Interest and dividends receivable	70,443,117

Dividends receivable from affiliated investment	201,982

Receivable for investments sold	84,587,715

Receivable for variation margin on open financial futures contracts	274,430

Receivable for open forward foreign currency exchange contracts	120,856,593

Receivable for open swap contracts	8,621,600

Upfront payments on open non-centrally cleared swap contracts	30,945,382

Tax reclaims receivable	22,941

Receivable from affiliate	319,024

Total assets	$4,170,391,586

Liabilities

Cash collateral due to brokers	$1,280,978

Payable for reverse repurchase agreements, including accrued interest of $368,862	315,215,633

Payable for investments purchased	31,554,813

Payable for variation margin on open centrally cleared derivatives	979,925

Payable for open forward foreign currency exchange contracts	148,865,758

Payable for open swap contracts	23,102,408

Payable for closed swap contracts	439,324

Upfront receipts on open non-centrally cleared swap contracts	11,097,798

Payable to affiliates:

Investment adviser fee	2,812,806

Trustees’ fees	9,218

Accrued foreign capital gains taxes	549,586

Accrued expenses and other liabilities	2,473,443

Total liabilities	$538,381,690

Net Assets applicable to investors’ interest in Portfolio	$3,632,009,896

54	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest (net of foreign taxes, $2,872,445)	$122,773,830

Dividends (net of foreign taxes, $598,130)	2,662,333

Dividends from affiliated investment	5,057,390

Total investment income	$130,493,553

Expenses

Investment adviser fee	$17,616,947

Trustees’ fees and expenses	54,840

Custodian fee	3,411,442

Legal and accounting services	285,473

Interest expense and fees	4,972,306

Miscellaneous	69,306

Total expenses	$26,410,314

Deduct —

Allocation of expenses to affiliate	$2,064,694

Total expense reductions	$2,064,694

Net expenses	$24,345,620

Net investment income	$106,147,933

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $150,575)	$(90,045,879)

Investment transactions — affiliated investment	(98,140)

Written options	524,985

Financial futures contracts	(15,688,596)

Swap contracts	(75,775,665)

Foreign currency transactions	(3,028,580)

Forward foreign currency exchange contracts	9,709,042

Net realized loss	$(174,402,833)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $539,020)	$139,683,369

Investments — affiliated investment	73,329

Written options	(490,698)

Financial futures contracts	77,446

Swap contracts	(34,329,555)

Foreign currency	2,730,645

Forward foreign currency exchange contracts	(5,211,751)

Net change in unrealized appreciation (depreciation)	$102,532,785

Net realized and unrealized loss	$(71,870,048)

Net increase in net assets from operations	$34,277,885

55	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$106,147,933	$245,768,757

Net realized loss	(174,402,833)	(212,624,736)

Net change in unrealized appreciation (depreciation)	102,532,785	(406,133,659)

Net increase (decrease) in net assets from operations	$34,277,885	$(372,989,638)

Capital transactions —

Contributions	$292,464,828	$1,428,513,014

Withdrawals	(1,211,671,084)	(606,564,478)

Net increase (decrease) in net assets from capital transactions	$(919,206,256)	$821,948,536

Net increase (decrease) in net assets	$(884,928,371)	$448,958,898

Net Assets

At beginning of period	$4,516,938,267	$4,067,979,369

At end of period	$3,632,009,896	$4,516,938,267

56	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Consolidated Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018		2017	2016		2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	1.29	%(3)(4)	1.11	%(4)	1.13%	1.10%		1.14%	1.28%

Net investment income	5.61	%(3)	5.09%		4.54%	5.09%		5.53%	4.58%

Portfolio Turnover	26	%(5)	75%		76%	97%		75%	116%

Total Return	1.22	%(4)(5)	(7.08	)%(4)	5.65%	7.79	%(6)	3.36%	6.99%

Net assets, end of period (000’s omitted)	$3,632,010		$4,516,938		$4,067,979	$2,260,213		$1,879,008	$1,510,154

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.26%, 0.07%, 0.06%, 0.03%, 0.03% and 0.14% for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(3)	Annualized.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.11% and 0.03% of average daily net assets for the six months ended April 30, 2019 and the year ended October 31, 2018, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

57	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 92.4%, 7.0% and 0.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2019 were $27,204,177 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit

58

Global Macro Absolute Return Advantage Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

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be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

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N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

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earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $17,616,947 or 0.93% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $2,064,694 of the Portfolio’s operating expenses for the six months ended April 30, 2019. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$793,948,679	$1,394,753,594

U.S. Government and Agency Securities	—	5,608,262

	$793,948,679	$1,400,361,856

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Included in sales are proceeds of $75,352,794 from the sale of securities by the Portfolio to investment companies advised by EVM or its affiliates that resulted in a net realized loss of $3,132,630. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,829,637,410

Gross unrealized appreciation	$102,842,713

Gross unrealized depreciation	(417,994,358)

Net unrealized depreciation	$(315,151,645)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Consolidated Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and inflation swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $175,795,057. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $68,254,789 at April 30, 2019.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty.

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However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2019. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—	$—	$113,867,437	$113,867,437

Not applicable	—	13,936,255 *	779,306 *	23,745,893 *	29,859,003 *	68,320,457

Receivable for open forward foreign currency exchange contracts	—	—	—	120,856,593	—	120,856,593

Receivable/Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	26,685,253	2,642,877	1,913,363	1,054,582	32,296,075

Total Asset Derivatives	$—	$40,621,508	$3,422,183	$146,515,849	$144,781,022	$335,340,562

Derivatives not subject to master netting or similar agreements	$—	$13,936,255	$779,306	$23,745,893	$29,859,003	$68,320,457

Total Asset Derivatives subject to master netting or similar agreements	$—	$26,685,253	$2,642,877	$122,769,956	$114,922,019	$267,020,105

Not applicable	$—	$(13,607,223)*	$—	$(21,244,600)*	$(57,683,984)*	$(92,535,807)

Payable for open forward foreign currency exchange contracts	—	—	—	(148,865,758)	—	(148,865,758)

Payable/Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(837,483)	(18,661,812)	(895,204)	(6,194,919)	(339,881)	(26,929,299)

Total Liability Derivatives	$(837,483)	$(32,269,035)	$(895,204)	$(176,305,277)	$(58,023,865)	$(268,330,864)

Derivatives not subject to master netting or similar agreements	$—	$(13,607,223)	$—	$(21,244,600)	$(57,683,984)	$(92,535,807)

Total Liability Derivatives subject to master netting or similar agreements	$(837,483)	$(18,661,812)	$(895,204)	$(155,060,677)	$(339,881)	$(175,795,057)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$823,565	$(160,323)	$—	$(663,242)	$—	$760,257

Bank of America, N.A.	54,917,877	(3,230,049)	(32,425,902)	(16)	19,261,910	16

Barclays Bank PLC	210,686	—	—	(210,686)	—	400,202

BNP Paribas	4,910,045	(4,910,045)	—	—	—	—

Citibank, N.A.	3,773,082	(3,773,082)	—	—	—	—

Deutsche Bank AG	21,080,679	(13,802,172)	(6,760,352)	—	518,155	—

Goldman Sachs International	48,424,762	(48,424,762)	—	—	—	—

HSBC Bank USA, N.A.	14,094,288	(138,327)	(6,737,617)	—	7,218,344	—

ICBC Standard Bank PLC	370,477	(370,477)	—	—	—	120,000

JPMorgan Chase Bank, N.A.	10,995,520	(10,995,520)	—	—	—	503

Morgan Stanley & Co. International PLC	62,574,014	(94,204)	(62,479,810)	—	—	—

Société Générale	54,800	(54,800)	—	—	—	—

Standard Chartered Bank	37,480,562	(37,480,562)	—	—	—	—

The Toronto-Dominion Bank	979,826	(199,391)	(611,763)	—	168,672	—

UBS AG	6,329,922	(2,285,058)	(4,044,864)	—	—	—

	$267,020,105	$(125,918,772)	$(113,060,308)	$(873,944)	$27,167,081	$1,280,978

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(160,323)	$160,323	$—	$—	$—	$—

Bank of America, N.A.	(3,230,049)	3,230,049	—	—	—	—

BNP Paribas	(23,539,017)	4,910,045	18,628,972	—	—	—

Citibank, N.A.	(11,025,601)	3,773,082	7,252,519	—	—	—

Credit Agricole Corporate and Investment Bank	(2,360,434)	—	2,344,849	—	(15,585)	—

Deutsche Bank AG	(13,802,172)	13,802,172	—	—	—	—

Goldman Sachs International	(52,477,180)	48,424,762	2,052,649	—	(1,999,769)	—

HSBC Bank USA, N.A.	(138,327)	138,327	—	—	—	—

ICBC Standard Bank PLC	(376,213)	370,477	—	—	(5,736)	—

JPMorgan Chase Bank, N.A.	(12,629,255)	10,995,520	1,304,316	—	(329,419)	—

Morgan Stanley & Co. International PLC	(94,204)	94,204	—	—	—	—

Nomura International PLC	(353,480)	—	340,978	—	(12,502)	—

Société Générale	(855,436)	54,800	542,965	—	(257,671)	—

Standard Chartered Bank	(51,621,829)	37,480,562	14,141,267	—	—	—

State Street Bank and Trust Company	(647,088)	—	647,088	—	—	—

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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

The Toronto-Dominion Bank	$(199,391)	$199,391	$—	$—	$—	$—

UBS AG	(2,285,058)	2,285,058	—	—	—	—

	$(175,795,057)	$125,918,772	$47,255,603	$—	$(2,620,682)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,280,978

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at April 30, 2019 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Investment transactions	$—	$—	$—	$(8,597,741)	$—

Written options	—	—	—	524,985	—

Financial futures contracts	—	—	(1,211,914)	—	(14,476,682)

Swap contracts	5,824,017	(40,288,143)	3,853,835	2,765,624	(47,930,998)

Forward foreign currency exchange contracts	—	—	—	9,709,042	—

Total	$5,824,017	$(40,288,143)	$2,641,921	$4,401,910	$(62,407,680)

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$—	$(2,761,265)	$(13,940,100)

Written options	—	—	—	(490,698)	—

Financial futures contracts	—	—	1,025,156	—	(947,710)

Swap contracts	(2,453,570)	(5,961,748)	5,353,655	2,083,970	(33,351,862)

Forward foreign currency exchange contracts	—	—	—	(5,211,751)	—

Total	$(2,453,570)	$(5,961,748)	$6,378,811	$(6,379,744)	$(48,239,672)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts	Purchased Interest Rate Swaptions

$2,350,278,000	$2,892,927,000	$10,680,828,000	$8,552,014,000	$909,507,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately $785,847,000 and $19,467,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2019 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest	Type of Underlying Collateral

Barclays Bank PLC	2/12/2019	5/2/2019		2.90%	$4,589,004	$4,617,099	Sovereign Debt

Barclays Bank PLC	3/19/2019	On demand	(1)	2.90%	1,194,649	1,198,691	Sovereign Debt

Barclays Bank PLC	3/20/2019	5/2/2019		3.00%	8,786,933	8,816,955	Sovereign Debt

Barclays Bank PLC	3/25/2019	On demand	(1)	3.15%	2,205,878	2,212,827	Foreign Corporate Bond

Barclays Bank PLC	3/25/2019	On demand	(1)	3.05%	1,293,750	1,297,696	Foreign Corporate Bond

Barclays Bank PLC	3/25/2019	On demand	(1)	3.00%	1,162,500	1,165,988	Foreign Corporate Bond

Barclays Bank PLC	3/25/2019	On demand	(1)	2.25%	481,800	482,884	Foreign Corporate Bond

Barclays Bank PLC	3/25/2019	On demand	(1)	2.00%	1,113,000	1,115,226	Foreign Corporate Bond

Barclays Bank PLC	3/25/2019	5/2/2019		3.00%	2,852,500	2,861,058	Foreign Corporate Bond

Barclays Bank PLC	3/27/2019	On demand	(1)	2.55%	2,994,365	3,001,576	Foreign Corporate Bond

Barclays Bank PLC	3/27/2019	On demand	(1)	3.15%	1,369,720	1,373,795	Foreign Corporate Bond

Barclays Bank PLC	3/27/2019	On demand	(1)	3.10%	746,332	748,517	Foreign Corporate Bond

Barclays Bank PLC	4/16/2019	On demand	(1)	2.72%	1,822,089	1,824,016	Foreign Corporate Bond

Barclays Bank PLC	4/26/2019	5/2/2019		2.90%	15,045,254	15,047,678	Sovereign Debt

Barclays Bank PLC	4/29/2019	5/2/2019		2.75%	37,422,326	37,425,185	Sovereign Debt

Barclays Bank PLC	4/29/2019	On demand	(1)	2.90%	6,943,083	6,943,642	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/4/2019	5/1/2019		2.85%	30,131,640	30,186,505	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/4/2019	5/2/2019		2.80%	18,275,052	18,307,744	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/4/2019	5/1/2019		2.85%	17,778,756	17,811,128	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/4/2019	5/2/2019		2.85%	7,431,189	7,444,720	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/4/2019	On demand	(1)	2.85%	1,779,541	1,782,781	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/4/2019	On demand	(1)	2.85%	7,313,502	7,326,819	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/26/2019	5/1/2019		2.85%	3,614,570	3,615,142	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/26/2019	5/1/2019		2.85%	1,004,285	1,004,444	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/30/2019	On demand	(1)	2.85%	23,262,538	23,262,538	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/30/2019	On demand	(1)	2.85%	15,033,561	15,033,561	Sovereign Debt

JPMorgan Chase Bank, N.A.	4/30/2019	5/2/2019		2.85%	717,674	717,674	Sovereign Debt

Nomura International PLC	3/21/2019	On demand	(1)	2.90%	18,875,769	18,936,591	Sovereign Debt

Nomura International PLC	3/25/2019	On demand	(1)	2.90%	1,248,942	1,252,564	Sovereign Debt

Nomura International PLC	4/9/2019	On demand	(1)	2.90%	6,603,495	6,614,666	Sovereign Debt

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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest	Type of Underlying Collateral

Nomura International PLC	4/16/2019	On demand	(1)	2.90%	$19,326,659	$19,351,569	Sovereign Debt

Nomura International PLC	4/26/2019	5/2/2019		2.90%	35,398,817	35,404,520	Sovereign Debt

Nomura International PLC	4/26/2019	5/2/2019		2.90%	10,727,398	10,729,126	Sovereign Debt

Nomura International PLC	4/29/2019	On demand	(1)	2.90%	6,300,200	6,300,708	Sovereign Debt

Total					$314,846,771	$315,215,633

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At April 30, 2019, the remaining contractual maturity of open reverse repurchase agreements was as follows: overnight and continuous ($121,071,373) and up to 30 days ($193,775,398).

For the six months ended April 30, 2019, the average borrowings under settled reverse repurchase agreements and the average interest rate received were approximately $344,968,000 and 2.82%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2019. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2019.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2019.

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

Barclays Bank PLC	$(90,132,833)	$—	$90,132,833	$—

JPMorgan Chase Bank, N.A.	(126,493,056)	—	126,493,056	—

Nomura International PLC	(98,589,744)	—	98,589,744	—

	$(315,215,633)	$—	$315,215,633	$—

*	Including accrued interest.

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

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Notes to Consolidated Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$2,204,759,079	$—	$2,204,759,079

Foreign Corporate Bonds	—	59,731,215	16,661,002	76,392,217

Sovereign Loans	—	183,145,213	—	183,145,213

Credit Linked Notes	—	2,820,000	—	2,820,000

Senior Floating-Rate Loans	—	—	47,460,192	47,460,192

Collateralized Mortgage Obligations	—	37,960,132	—	37,960,132

Small Business Administration Loans (Interest Only)	—	49,536,232	—	49,536,232

Common Stocks	9,673,050	210,246,969 **	—	219,920,019

Warrants	—	—	0	0

Short-Term Investments

Foreign Government Securities	—	468,998,641	—	468,998,641

U.S. Treasury Obligations	—	135,945,248	—	135,945,248

Other	—	34,625,765	—	34,625,765

Purchased Interest Rate Swaptions	—	113,867,437	—	113,867,437

Total Investments	$9,673,050	$3,501,635,931	$64,121,194	$3,575,430,175

Forward Foreign Currency Exchange Contracts	$—	$144,602,486	$—	$144,602,486

Futures Contracts	—	779,306	—	779,306

Swap Contracts	—	76,091,333	—	76,091,333

Total	$9,673,050	$3,723,109,056	$64,121,194	$3,796,903,300

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(170,110,358)	$—	$(170,110,358)

Futures Contracts	(426,514)	—	—	(426,514)

Swap Contracts	—	(97,793,992)	—	(97,793,992)

Total	$(426,514)	$(267,904,350)	$—	$(268,330,864)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

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April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

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•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio

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valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

72

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

73

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

74

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Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019